         AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 1, 2002
                                                       REGISTRATION NOS. 2-98755
                                                                        811-4350

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 32

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 33

                               MARKET STREET FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              300 CONTINENTAL DRIVE
                                NEWARK, DE 19713
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-688-5177

                                                            COPY TO:
          JAMES BERNSTEIN, ESQ.                      STEPHEN E. ROTH, ESQ.
           MARKET STREET FUND                   SUTHERLAND ASBILL & BRENNAN LLP
      1000 CHESTERBROOK BOULEVARD                1275 PENNSYLVANIA AVENUE, N.W.
            BERWYN, PA 19312                          WASHINGTON, DC 20004
(NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

[x]      IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

[ ]      ON [DATE] PURSUANT TO PARAGRAPH (b) OF RULE 485

[ ]      60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

[ ]      ON [DATE] PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

[ ]      75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

[ ]      ON [DATE] PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

               Title of Securities: Shares of Beneficial Interest

                                     PART A

THE PROSPECTUSES DATED MAY 1, 2002 FOR MARKET STREET FUND ("THE REGISTRANT") FILED AS PART A TO POST-EFFECTIVE AMENDMENT NO. 31 TO THE REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A (FILE NO. 2-98755) ARE INCORPORATED HEREIN BY REFERENCE. THE PROSPECTUSES OFFER SHARES OF ALL SERIES OF THE REGISTRANT.

                               MARKET STREET FUND
                              300 CONTINENTAL DRIVE
                                NEWARK, DE 19713
                                 1-800-688-5177

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 10, 2002


                          (AS REVISED OCTOBER 1, 2002)



This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Market Street Fund prospectuses (a "Prospectus"), dated May 1, 2002, and retained for future reference. This SAI is incorporated in its entirety by reference into the Prospectuses.

Copies of the Prospectuses to which this SAI relates are available at no charge by writing to Market Street Fund (the "Fund") at the above address or by calling the telephone number listed above. Terms not defined in this SAI shall have the same meaning as given these terms in the Prospectuses.

The Fund's financial statements for the fiscal year ended December 31, 2001, and the Auditor's reports thereon, are incorporated herein by reference to the Fund's Annual Report dated December 31, 2001. The Fund's unaudited financial statements for the fiscal period ended June 30, 2002 are incorporated herein by reference to the Fund's Semi-Annual Report dated June 30, 2002. Each of the Annual and Semi-Annual Report may be obtained without charge by calling the Fund at the telephone number listed above.


                                TABLE OF CONTENTS


                                                          PAGE
                                                          ----
General Information and History ...................         1
Control Persons ...................................         1
Investment Objectives of the Portfolios ...........         2
Investment Restrictions ...........................         2
Investment Techniques and Risks ...................         4
Portfolio Turnover ................................        23
Management of the Fund ............................        24
Investment Advisory and Other Services ............        28
Portfolio Transactions and Brokerage Allocation ...        45
Determination of Net Asset Value ..................        48
Redemption of Shares ..............................        50
Federal Tax Status of the Portfolios ..............        50
Capitalization ....................................        55
Codes of Ethics ...................................        56
Investment Performance.............................        57
Other Services ....................................        61
Financial Statements...............................        62
Appendix -- Description of Money Market Instruments
   and Commercial Paper and Bond Ratings ..........        A-1

                         GENERAL INFORMATION AND HISTORY

Market Street Fund, a Delaware business trust created on October 30, 2000, as of the close of business on January 26, 2001, was converted from Market Street Fund, Inc., a Maryland corporation, which was incorporated in the state of Maryland on March 21, 1985 (together, Market Street Fund and Market Street Fund, Inc. are referred to as the "Fund"). The Fund is an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a "series" type of mutual fund, the Fund issues separate series of shares of beneficial interest for each investment portfolio representing fractional undivided interests in that portfolio. Currently there are eleven separate investment portfolios (each a "Portfolio," together, the "Portfolios"), each of which is "diversified" as that term is defined under the 1940 Act. Each current Portfolio, or a new portfolio organized in the future, may offer one or more classes of shares in a single investment portfolio. A Portfolio investor is entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gain on the investments of that Portfolio, as well as a pro-rata share in any losses of that Portfolio. None of the Portfolios intends to concentrate its respective investments in a particular industry or group of industries.


On October 1, 2002, pursuant to the terms of a sponsored demutualization, Provident Mutual Life Insurance Company ("Provident Mutual") converted from a mutual insurance company to a stock insurance company and became a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"). As a result of the sponsored demutualization, Provident Mutual was renamed Nationwide Life Insurance Company of America ("NLICA") and Providentmutual Life and Annuity Company of America ("PLACA") was renamed Nationwide Life and Annuity Company of America ("NLACA").


The Fund's Portfolios serve as investment media for variable life insurance contracts and variable annuity contracts issued by NLICA, NLACA, and, from time to time, certain other insurance companies. Each of NLICA and NLACA is located at 1000 Chesterbrook Boulevard, Berwyn, PA 19312. Other than the shares originally sold directly to Provident Mutual and PLACA as initial shareholders in the All Pro Broad Equity (formerly, Growth), All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, International, Mid Cap Growth (formerly, Aggressive Growth), Balanced (formerly, Managed), Bond, and Money Market Portfolios, shares of the Portfolios are sold only to separate accounts of NLICA and NLACA, and may be sold to separate accounts of other affiliated or unaffiliated insurance companies, in order to fund variable annuity contracts or variable life insurance policies.

                                 CONTROL PERSONS

As of the date of this SAI, certain separate accounts supporting variable contracts issued by NLICA and NLACA are the only controlling shareholders of the Portfolios. As the primary holders of the shares of the Portfolios, NLICA and NLACA together currently are deemed to "control" these Portfolios under the 1940 Act because each holds in excess of 25% of a Portfolio's outstanding shares. NLICA and NLACA will continue in this position with respect to the Fund's Portfolios until other insurance companies, selling significant amounts of variable life insurance and variable annuities, have made substantial investments in the Portfolios' shares.

For purposes of voting on matters submitted to shareholders, any person who holds a "controlling" interest in a fund, or a series thereof, may be able to significantly influence the outcome of any shareholder vote. However, each of NLICA and NLACA generally votes the relevant shares at the shareholders' meetings in accordance with the timely instructions received from owners of variable contracts having contract values allocated to the relevant separate accounts.

As of March 31, 2002, no policyholder owned a policy or contract that individually or in the aggregate had a total interest in any Portfolio of more than 5%. As of March 31, 2002, the officers and trustees of the Fund as a group did not beneficially own as policyholders more than a 1% interest in any Portfolio.

                     INVESTMENT OBJECTIVES OF THE PORTFOLIOS

The investment objective or objectives of each Portfolio are set forth below. These investment objectives are fundamental and may not be changed unless authorized for each Portfolio by the vote of a "1940 Act majority" of the outstanding voting shares of the affected Portfolio, voting separately. Approval by a "1940 Act majority" of a Portfolio's outstanding voting securities means the approval by the lesser of (1) more than 50% of the Portfolio's outstanding voting securities, or (2) 67% or more of the Portfolio's outstanding voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present (in person or by proxy) (hereinafter referred to as a "1940 Act Vote").

NAME OF PORTFOLIO                                  INVESTMENT OBJECTIVE
-----------------                                  --------------------
All Pro Broad Equity Portfolio...........          Long-term capital appreciation.
All Pro Large Cap Growth Portfolio.......          Long-term capital appreciation.
All Pro Large Cap Value Portfolio........          Long-term capital appreciation.
All Pro Small Cap Growth Portfolio.......          Long-term capital appreciation.
All Pro Small Cap Value Portfolio........          Long-term capital appreciation.
Equity 500 Index Portfolio...............          Long-term capital appreciation.
International Portfolio..................          Long-term growth of capital primarily through
                                                   investments in a diversified portfolio of
                                                   marketable equity securities of established
                                                   foreign issuer companies.
Mid Cap Growth Portfolio.................          A high level of long-term capital appreciation.
Balanced Portfolio.......................          As high a level of long-term total rate of return
                                                   as is consistent with prudent investment risk.
Bond Portfolio...........................          A high level of current income consistent with
                                                   prudent investment risk.
Money Market Portfolio...................          Maximum current income consistent with capital
                                                   preservation and liquidity.

                             INVESTMENT RESTRICTIONS

The following specific restrictions supplement the discussion of the Portfolios' investment objectives and policies set forth in each Prospectus.

The Fund has adopted the following fundamental restrictions relating to the investment of assets of the eleven Portfolios. These restrictions may not be changed except by holders of a 1940 Act majority of outstanding voting shares of each Portfolio affected. The Fund's fundamental investment restrictions provide that no Portfolio of the Fund may:

                  (1) with respect to 75% of the Portfolio's total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if (a) such purchase would cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer, or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio;

                  (2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities);

                  (3) borrow money, except a Portfolio may (a) borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 30% of its total assets (including the amount borrowed), (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) borrow for temporary or emergency purposes to the extent permitted by the federal securities laws and related rules, regulations, and interpretations of the Securities and Exchange Commission, (d) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (e) purchase securities on margin to the extent permitted by applicable law;

                  (4) make loans, except through (a) the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) repurchase agreements with banks, broker-dealers and other financial institutions, and (c) loans of securities or other assets if, as a result, no more than 30% of its total assets would be lent to other parties, to the extent permitted by applicable law;

                  (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Portfolio may be considered an underwriting;

                  (6) purchase or deal in real estate, although a Portfolio may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Portfolio as a result of the ownership of securities;

                  (7) invest in commodities or commodity contracts, except that the Portfolio may invest in currency and financial instruments and contracts that are commodities or commodity contracts; or

                  (8) issue senior securities to the extent such issuance would violate applicable law.

Pursuant to the Prospectus disclosure, Investment Restriction number (7) prohibits the purchase or sale of physical commodities, and related contracts on these commodities, but does not prohibit the purchase or sale of options and futures contracts on currency and financial instruments.

The following restrictions are not fundamental policies and may be changed without the approval of the outstanding voting shares of the affected Portfolio. No Portfolio may:

                  (1) sell securities short or maintain a short position except for short sales against the box; or

                  (2) invest more than 25% of the value of its total assets in the securities of foreign issuers and non-dollar securities, except this policy does not apply to the International Portfolio; or

                  (3) acquire any security which is not readily marketable if more than 15% of the net assets of the Portfolio (other than the Money Market Portfolio), and 10% of the net assets of the Money Market Portfolio, taken at market value, would be invested in such securities; or

                  (4) enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets; or

                  (5) invest in securities of another registered investment company, except to the extent permitted by Sections 12(d)(1)(A) and (B) of the 1940 Act.

Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

                         INVESTMENT TECHNIQUES AND RISKS

The following disclosure supplements the discussion of the Portfolios' investment objectives and policies set forth in the Prospectuses.

CASH RESERVES AND TEMPORARY DEFENSIVE POSITIONS

Notwithstanding their investment objective(s), each Portfolio may, for temporary defensive purposes to preserve capital, invest all or part of its assets in cash and/or money market instruments of the type in which Money Market Portfolio may invest. For temporary defensive purposes to preserve capital, the International Portfolio may hold part or all of its assets in foreign currency or in non-U.S. dollar short-term debt securities.

BANK OBLIGATIONS

These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

A Portfolio will not invest in any debt security issued by a commercial bank unless: (a) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (b) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (c) in the case of foreign banks, the security is, in the opinion of the Fund's adviser or a subadviser, of an investment quality comparable to other debt securities that may be purchased by a Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FOREIGN BANK OBLIGATIONS

Investments by a Portfolio in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, the adviser or a subadviser carefully evaluates these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) that have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

COMMERCIAL PAPER

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between a Portfolio and the issuer, the notes are not normally traded. Although no active secondary market may exist for these notes, a Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the adviser or a subadviser that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, the adviser or a subadviser considers the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements with banks meeting the qualifications described above in "Bank Obligations" or with dealers in U.S. Government securities who are reporting dealers on the Federal Reserve Bank of New York's list of primary reporting dealers or their affiliates. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and date (ordinarily a week or less). The total amount received on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed upon market rate of interest for the period from the time of the repurchase agreement to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily U.S. Government securities, but may consist of other securities in which the respective Portfolios may otherwise invest. Each Portfolio (except the Money Market Portfolio) will not invest more than 15%, and the Money Market Portfolio will not invest more than 10%, of its net assets in repurchase agreements that have maturities of more than seven days and will not invest in repurchase agreements with maturities of over 30 days. Repurchase agreements will be fully collateralized at all times and interest on the underlying security will not be taken into account for valuation purposes. Under no circumstances will a Portfolio enter into a repurchase agreement with an adviser or an affiliate of an adviser.

The primary risk of investing in repurchase agreements is that, to the extent that the proceeds from any sale of the underlying securities and other collateral relating to a repurchase agreement upon a default in the obligation to repurchase were less than the repurchase price, the Portfolio would suffer a loss. The Portfolio might also incur disposition costs in connection with liquidating its collateral and, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolio may be delayed or limited and a loss (including loss of interest on or principal of the security) may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. To minimize the possibility of losses due to the default or bankruptcy of the seller, the Fund will conduct all repurchase agreement transactions with counterparties that meet standards of credit worthiness described above for banks or broker-dealers with which the Fund enters into repurchase agreements, and the Board of Trustees (the "Board") may review compliance with these credit standards by all parties periodically.

OTHER INVESTMENT COMPANIES

The Fund has adopted a non-fundamental restriction relating to the Portfolios investing in securities of another registered investment company. The Fund's Portfolios may purchase the securities of other investment companies to the extent permitted under Sections 12(d)(1)(A) and (B) of the 1940 Act and the rules thereunder, as amended from time to time. Under those sections of the 1940 Act and the applicable rules, a Portfolio may purchase no more than 3% of the outstanding shares of another investment company (whether registered or unregistered). Moreover, a Portfolio may not invest more than 5% of its total assets in another investment company, and also may not invest more than 10% of its total assets in other investment companies.

ILLIQUID AND RESTRICTED SECURITIES

The Equity 500 Index Portfolio does not invest in illiquid assets. However, no Portfolio (other than Money Market Portfolio) may invest more than 15%, and Money Market Portfolio may not invest more than 10%, of the value of its net assets in securities that are not readily marketable. This limit does not apply to a Portfolio's investment in securities purchased or sold pursuant to Rule 144A under the Securities Act of 1933 that the Board or its delegate has determined are liquid. This restriction does apply to repurchase agreements maturing in more than seven days and to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held by the Fund's Portfolios.

Each Portfolio may purchase and sell restricted securities (i.e., those that are required to be registered under the Securities Act of 1933 before distribution to the general public), including restricted securities eligible for resale under Rule 144A. The Board may adopt guidelines and delegate to the adviser or a subadviser the daily function of determining and monitoring liquidity. The Board, however, will retain oversight and monitor the determinations.

BORROWING

Each Portfolio may borrow from banks, and other financial institutions that meet the requirements of the 1940 Act, or through reverse repurchase agreements, in amounts up to 30% of its total assets (including the amount borrowed). Each Portfolio also may, to the extent permitted by applicable law, borrow from a bank up to an additional 5% of its total assets, for temporary purposes, and may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and purchase securities on margin to the extent permitted by applicable law. No Portfolio will borrow money for leveraging purposes, and no Portfolio will purchase additional securities while its borrowings exceed the above-specified limits. As required by the 1940 Act, each Portfolio will maintain continuous asset coverage of at least 300% of the amount borrowed. In the event that a Portfolio's asset coverage falls below 300%, the Portfolio may be required to sell securities within three days to reduce the amount of its borrowing and restore the 300% asset coverage. These sales of securities may occur at a time that is disadvantageous for a Portfolio.

REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into reverse repurchase agreements with banks and broker-dealers. These agreements have the characteristics of borrowing and involve the sale of securities held by a Portfolio with an agreement to repurchase the securities at an agreed upon date and price that reflects a rate of interest paid for the use of funds for the period. These transactions are advantageous only if a Portfolio has the opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. A Portfolio may be unable to realize a rate of return from the use of the proceeds equal to or greater than the interest expense of the repurchase agreement. Thus, a Portfolio intends to enter into such agreements only when it appears advantageous to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of a Portfolio's investments. The Fund's custodian will maintain, in a segregated account, cash or fully liquid securities of each Portfolio's investment portfolio, that have a value equal to or greater than that Portfolio's commitments under reverse repurchase agreements. The value of securities subject to reverse repurchase agreements will not exceed 30% of the value of the respective Portfolio's total assets. Under no circumstances will a Portfolio enter into a reverse repurchase agreement with an adviser or any affiliate of an adviser.

SECURITIES LENDING

Each Portfolio may lend its securities to parties such as banks, broker-dealers, or other financial institutions. Securities lending allows a Portfolio to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Portfolio with collateral in an amount at least equal to the market value of the securities loaned. Although the voting rights of the loaned securities pass to the borrower, the Portfolio will retain the right, with reasonable notice, to call the loans to so that the Portfolio may vote on proxy proposals that materially affect the securities loaned.

If a borrower defaults on its obligation to return the loaned securities, a Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities than domestic ones. If a Portfolio is not able to recover the securities loaned, the Portfolio may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. When loaning portfolio securities, the adviser or a subadviser evaluates the creditworthiness of the borrower and whether the income earned would justify the risks.

Any cash received as collateral through loan transactions may be invested in highly liquid securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

COVERED CALL OPTION CONTRACTS

The All Pro, Mid Cap Growth, and Balanced Portfolios may engage in certain limited options strategies. These options strategies are limited to writing (selling) covered call options that are traded on a domestic securities exchange with respect to securities in which a Portfolio may invest and entering into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. A Portfolio will not write a call option if the securities covered by such options exceed 25% of the Portfolio's total assets at that time. Moreover, in order to maintain qualification for treatment as a regulated investment company for federal income tax law purposes, the writing of covered calls may be further limited.

A covered call option gives the purchaser of the option the right to purchase the underlying security from a Portfolio at a fixed exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. As consideration for the option, the purchaser pays the Portfolio a premium, which the Portfolio retains whether or not the option is exercised. A covered call option will benefit a Portfolio if, over the option period, the underlying security declines in value or does not appreciate above the aggregate value of the exercise price plus the premium. However, the Portfolio risks the loss of profits if the underlying security appreciates above the aggregate value of the exercise price and premium.

So long as a Portfolio remains obligated as a writer of a call, the Portfolio forgoes the opportunity to profit from increases in the market price of the underlying security above the call price. The Portfolio may close out a covered call option position by purchasing on the same exchange a call option on the same security, with the same exercise price and the same expiration date as the call previously written on that security. Although writing only call options that are traded on a national securities exchange increases the likelihood of being able to make closing purchase transactions, there is no assurance that the Portfolio will be able to do so at any particular time or at an acceptable price. Depending upon the premium paid for the option relative to the premium received on the option written, the Portfolio may realize a profit or loss on a closing transaction. The writing of call options could result in increases in the turnover rate of the Portfolio, especially during periods when market prices of the underlying securities appreciate, which could result in higher brokerage costs. In addition, a Portfolio will pay brokerage commissions on both establishing and closing out an option position.

A Portfolio may write covered call options on particular portfolio securities when the Portfolio's adviser or a subadviser believes that the market value of those securities will either decline or will not increase over the period covered by the option. In this manner, the adviser or a subadviser hopes that the option price received (net of transaction costs) may offset any decline in the market value of the security or otherwise generate income for the Portfolio.

SHORT-TERM TRADING

Other than Money Market Portfolio, the Portfolios may trade in securities for short-term gains. The adviser or a subadviser may, from time to time, make short-term investments when the adviser or a subadviser believes that such investments will benefit a Portfolio and may dispose of any investment without regard to the length of time that the investment has been held. Each of Balanced and Bond Portfolios intends to use short-term trading of securities if the Portfolio's adviser or a subadviser believes the transactions net of costs (including any commission) will benefit that Portfolio for the purposes of:

                  (a) avoiding potential depreciation in the value of a security held in the investment portfolio where the Portfolio anticipates that the security may decline in market value as a result of unfavorable earnings trends and/or unfavorable investment environment; or

                  (b) increasing the return by taking advantage of yield disparities between various fixed-income securities in order to realize capital gains or improved income on the investment portfolio.

INVESTMENT-GRADE SECURITIES

Investment-grade securities include securities rated, at the time of purchase, "investment grade" by a nationally recognized statistical rating organization (a "Rating Agency") (e.g., "Baa3" or higher by Moody's Investors Service ("Moody's") or "BBB"- or higher by Standard & Poor's Corporation ("Standard & Poor's")) or unrated securities that the adviser determines to be of comparable quality. (See the Appendix to this SAI for an explanation of ratings.) Unrated securities of a quality comparable to rated securities may nonetheless trade in the market at a discount from the price of comparable rated securities.

LOWER QUALITY DEBT INSTRUMENTS

Up to 25% of the total assets of each of Bond and Balanced Portfolios may be invested in lower quality debt instruments (rated "BB+" and below by Standard & Poor's or "Ba1" and below by Moody's, or another nationally recognized rating agency, or comparable unrated securities). Furthermore, debt instruments with higher ratings, and especially those rated as investment-grade but not high quality (as described above) may, after purchase by the Portfolio, have their ratings lowered due to the deterioration of the issuer's financial position. In the event that the rating of a bond held by the Portfolio drops below "BBB-" or "Baa3", the decision whether to retain or dispose of the bond is made on a case-by-case basis. However, in no event will the amount of assets held in lower quality debt instruments be greater than that set forth above.

Lower-quality debt instruments entail certain risks. Lower-rated debt instruments are subject to market risk, are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and generally involve more credit risk than securities in the higher rating categories. In some cases, these securities may be highly speculative, have poor prospects for reaching investment-grade standing and be in default. The market values of these securities tend to reflect market risk and credit risk, as well as individual corporate developments, to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. These lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated bonds may depress prices and liquidity for such securities. To the extent a Portfolio invests in these securities, factors adversely affecting the market value of lower-quality, high-yielding securities adversely affect a Portfolio's net asset value.

Lower-rated, higher-yielding securities may be issued by corporations in the growth stage of their development. These securities may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue these higher-yielding securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high-yielding securities may experience financial stress. During these periods, these issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yielding securities because these securities are generally unsecured and are often subordinated to other creditors of the issuers. A Portfolio may have difficulty disposing of certain high-yielding securities that have a thin trading market. Because not all dealers maintain markets in all high-yielding securities, there is no established retail secondary market for many of these securities, and the adviser or a subadviser anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for high-yielding securities, it is generally not as liquid as that for higher-rated securities. The lack of a liquid secondary market for certain securities may make it more difficult to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations are generally available on many high-yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

The market for high-yielding securities has not weathered a major economic recession, and the impact of such a recession on that market is unknown. It is likely, however, that any such recession could severely affect the market for and the values of such securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon. Moreover, such a recession could also increase the incidence of defaults of high-yielding securities.

A Portfolio may acquire high-yielding securities that are sold without registration under the federal securities laws and, therefore, carry restrictions on resale. A Portfolio may incur special costs in disposing of such securities but generally incurs no costs when the issuer is responsible for registering the securities.

A Portfolio also may acquire high-yielding securities during an initial underwriting. Such securities involve special risks because they are new issues. The Fund has no arrangement with any person concerning the acquisition of such securities, and the adviser or a subadviser carefully reviews the credit and other characteristics pertinent to such new issues.

From time to time, there have been proposals for legislation designed to limit the use of certain high-yielding securities in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could generally reduce the market for such securities, could negatively affect the financial condition of issuers of high-yielding securities by removing or reducing a source of future financing, and could negatively affect the value of specific high-yield issues. However, the likelihood of any such legislation or the effect thereof is uncertain.

STOCK INDEX FUTURES CONTRACTS

Certain Portfolios may purchase and sell futures contracts on various equity indices, such as the S&P 500 Index. The Portfolios engage in futures transactions only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC").

FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). When the prices of securities comprising the index are falling, a Portfolio can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. Conversely, when such equity securities' prices are rising, the Portfolio, through the purchase of futures contracts, can attempt to secure better prices than might later be available in the market when it effects anticipated purchases.

Positions taken in the futures markets are not normally held to maturity but instead are liquidated through offsetting transactions that may result in a profit or a loss. While contracts on the S&P 500 Index almost always are liquidated in this manner, the Equity 500 Index Portfolio may instead make or take delivery of the underlying securities if it appears economically advantageous for the Portfolio to do so. A clearing corporation associated with the exchange on which the contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

OPTIONS ON FUTURES CONTRACTS

An option on a futures contract, unlike a direct investment in that type of contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon the exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account (which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract). The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus any transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily, and that change is reflected in the net asset value of the Equity 500 Index Portfolio.

RISKS. The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the S&P 500 Index and price movements in the securities that are the subject of the hedge. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered, and no assurance can be given that an active market will exist for a particular contract or option at any particular time. Losses incurred in hedging transactions and the costs of these transactions will affect the Equity 500 Index Portfolio's performance.

In connection with the Equity 500 Index Portfolio, NLICA, and its affiliates and subsidiaries have licensed trademarks for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined composed and calculated by S&P without regard to the Licensee or the Portfolio. S&P has no obligation to take the needs of the Licensee or the owners of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of the Portfolio or in the determination or calculation of the equation by which the Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

MORTGAGE-BACKED SECURITIES

Balanced and Bond Portfolios may invest in mortgage-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of mortgage-related securities such as government stripped mortgage-related securities, adjustable rate mortgage-related securities and collateralized mortgage obligations, which are described below. These assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for certain time periods by letters of credit or pool insurance policies issued by a financial institution unaffiliated with the trust or corporation. Other credit enhancements also may exist.

Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association ("GNMA"), by government-related organizations, such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

The average maturity of pass-through pools of mortgage-related securities in which certain of the Portfolios may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the United States. Issuers include FNMA and FHLMC. FNMA is a government-sponsored enterprise owned entirely by private stockholders and is subject to general regulation by the Secretary of Housing and Urban Development. FNMA guarantees the timely payment of principal and interest of pass-through securities that FNMA has issued. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The adviser assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Portfolio.

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage security. The occurrence of mortgage prepayments is a function of several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. A Portfolio's ability to maintain positions in such securities is affected by the reductions in the principal amount of such securities resulting from prepayments, and the Portfolio ability to reinvest prepayments of principal at comparable yield is subject to generally prevailing interest rates at that time. The values of mortgage-backed securities varies with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because principal prepayments generally occur when interest rates are declining, an investor, such as a Portfolio, generally has to reinvest the proceeds of these prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity, although such other income-bearing securities may have a comparable risk of capital depreciation during periods of rising interest rates.

GOVERNMENT STRIPPED MORTGAGE-RELATED SECURITIES. Balanced and Bond Portfolios may invest in government stripped mortgage-related securities. These securities represent beneficial ownership interests in either period principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FHLMC, or FNMA. The certificates underlying the government stripped mortgage-related securities represent all or part of the beneficial interest in pools of mortgage loans.

Investing in government stripped mortgage-related securities involves all of the risks of investing in mortgage-backed securities and U.S. Government securities generally. In addition, the yields on these instruments are extremely sensitive to the prepayment experience of the mortgage loans making up the pool underlying the certificates. If a decline in the level of prevailing current interest rates results in a rate of principal prepayments that is higher than anticipated when the certificate was created, then distributions of principal will accelerate thereby reducing the yield to maturity of interest-only securities from that certificate and increasing the yield to maturity of principal-only securities from that certificate. Sufficiently high prepayment rates could result in a Portfolio not recovering its investment in interest-only securities. Where a certificate represents only a part of the beneficial interest in a pool, the sensitivity of that certificate to interest rate fluctuations may be greater than of other interest-only securities derived from other certificates supported by the same underlying pool because of the particular character of the principal portion of the pool that the certificate represents.

Government stripped mortgage-related securities are currently traded over the counter in a market maintained by several investment banking firms. There is no certainty that a Portfolio will be able to purchase or sell a government stripped mortgage-related security at any time in the future. The Portfolios only purchase such securities if a secondary market exists for the securities at the time of purchase. Except for certain government stripped mortgage-related securities derived from fixed rate FHLMC and FNMA certificates meeting certain liquidity requirements established by the Company's Board, the Portfolios treat government stripped mortgage-related securities as illiquid investments.

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES. Balanced and Bond Portfolios may invest in adjustable rate mortgage-related securities. Adjustable rate mortgage-related securities ("ARMs") have interest rates that reset at periodic intervals. Acquiring ARMs permits a Portfolio to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which the certificates are based. These certificates generally have higher current yield and lower price fluctuation than is the case with more traditional fixed-income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Portfolio can reinvest the proceeds of such prepayments at rates higher than that at which they were previously invested. Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Portfolio holding an ARM does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed-income securities and less like adjustable rate securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lags current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

COLLATERALIZED MORTGAGE OBLIGATIONS. Balanced and Bond Portfolios may invest in collateralized mortgage obligations ("CMOs"). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-backed securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over other classes with respect to the receipt of prepayments on the mortgages. Therefore, depending upon the type of CMO in which a Portfolio invests, the investment is subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

GNMA CERTIFICATES. GNMA Certificates are securities representing part ownership of a pool of mortgage loans. These loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are insured either by the Federal Housing Administration or by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by GNMA, is sold to investors through broker-dealers in the form of certificates representing participations in the pool. GNMA guarantees the timely payment of principal and interest of each mortgage in the pool, and its guarantee is backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that a borrower pays the principal over the term of the loan rather than in a lump sum at maturity. GNMA Certificates are called "pass-through" certificates because both principal and interest payments on the mortgages (including prepayments) are passed through to the holder of the certificate.

The average life of GNMA Certificates varies with the maturities of the underlying mortgages. Prepayments of any mortgages in the pool usually results in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages influences the actual yield of the GNMA Certificate.

MORTGAGE DOLLAR ROLLS

Balanced and Bond Portfolios may enter into mortgage "dollar rolls" in which a Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio benefits to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless the benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique diminishes the investment performance of the Portfolio. Successful use of mortgage dollar rolls depends upon the adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. A Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, a Portfolio treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. Neither Portfolio currently intends to enter into mortgage dollar rolls that are accounted for as a financing.

EXCHANGE TRADED FUNDS

All of the Portfolios, except the Money Market Portfolio, may invest in various exchange traded funds ("ETFs"), subject to the Portfolio's investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs are:

      - "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

      - "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

      - "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

      - "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Portfolio can hold the group of stocks as one asset or unbundled the stocks and trade them separately, according to the Portfolio's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Portfolio can generate brokerage expenses.

RISKS OF SMALL AND MID CAPITALIZATION COMPANIES

Small and mid capitalization companies are generally less well known than larger, more widely held companies. Small and mid capitalization companies may offer greater opportunities for capital appreciation than larger companies, but may also involve special risks. These smaller capitalization companies are more likely than larger companies to have limited product lines, markets, or financial resources, and also may have less experienced management. Securities of smaller capitalization companies may trade less frequently and in lesser volume than securities of larger capitalization companies, whose securities are generally more widely held. Moreover, the values of the securities of smaller capitalization companies may fluctuate more sharply than other securities in response to market conditions. Smaller capitalization companies' securities may also trade in the over-the-counter market or on a regional exchange and may be less liquid than securities of larger companies. Small and mid capitalization securities may be more vulnerable to adverse market or industry developments than securities of larger companies, and a Portfolio may have difficulty establishing or closing out its securities positions at prevailing market prices. Finally, there may be less public information available about small and mid capitalization companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of smaller capitalization securities to reflect the full value of their issuers' earnings potential or assets.

FOREIGN SECURITIES

Each Portfolio except International and Money Market Portfolios may invest up to 25% of the Portfolio's net assets in foreign securities, which includes ADRs, EDRs, and GDRs as well as emerging market securities. The International Portfolio may invest up to 100% of the Portfolio's net assets in these foreign securities. The Money Market Portfolio's investments in U.S. dollar-denominated securities, as defined in Rule 2a-7 of the 1940 Act, are subject to the Portfolio's credit, maturity and diversification policies.

FOREIGN SECURITIES GENERALLY. Investments in the securities of foreign issuers or investments in non-U.S. dollar securities may offer potential benefits not available from investments solely in securities of domestic issuers or U.S. dollar-denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States, and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in non-U.S. dollar securities or in the securities of foreign issuers involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws, or restrictions applicable to such investments and in exchange control regulations. For example, a decline in the currency exchange rate would reduce the value of certain portfolio investments. In addition, if the exchange rate for the currency in which a Portfolio receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Portfolio may have to sell portfolio securities to obtain sufficient cash to pay such dividends. A Portfolio may purchase or sell foreign currency and forward foreign currency exchange contracts to hedge its foreign currency exposure; however, these techniques also entail certain risks. Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries, and, in certain markets and on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of a Portfolio's assets are uninvested and no return is earned thereon. The inability of a Portfolio to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio investment or, if the Portfolio has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of a Portfolio, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN ADRs, EDRs, AND GDRs. Many securities of foreign issuers are represented by ADRs, EDRs, and GDRs. The Portfolios, except the Money Market Portfolio as described above, may invest in ADRs, EDRs, and GDRs. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Portfolio acquires ADRs through banks that have no contractual relationship with the foreign issuer of the security underlying the ADR to issue and service these ADRs, there may be an increased possibility that the Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, a Portfolio will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the National Association of Securities Dealers national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

INVESTMENTS IN EMERGING MARKETS. All Portfolios, except the Money Market Portfolio, may invest in securities of issuers located in countries with emerging economies and or securities markets. These countries are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment, generally including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make a Portfolio's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries. In that event, the Portfolio may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The laws of some foreign countries may limit the ability of the International or Mid Cap Growth Portfolio to invest in securities of certain issuers located in those countries.

FOREIGN CURRENCY TRANSACTIONS

To the extent that a Portfolio invests in foreign securities, the value of its assets as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. In that event, the Portfolio may incur costs in connection with conversions between various currencies.

A Portfolio conducts foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through the use of forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation by a Portfolio to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days, from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of a Portfolio's securities or prevent loss if the prices of such securities should decline.

A Portfolio may enter into forward foreign currency exchange contracts only under two circumstances. First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. A Portfolio then enters into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transactions. In this manner a Portfolio is better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the adviser or a subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible since the future value of such securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. No Portfolio intends to enter into such forward contracts under this second circumstance on a regular or continuous basis. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. The adviser and subadvisers believe that it is important to have the flexibility to enter into these forward contracts when the adviser or a subadviser determines that to do so is in the best interests of the respective Portfolio. The Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of each Portfolio's total assets committed to forward foreign currency exchange contracts entered into under this second type of transaction. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the respective Portfolio's commitments with respect to such contracts. Under normal circumstances, a Portfolio's adviser or a subadviser expects that any appreciation (depreciation) on such forward exchange contracts will be approximately offset by the (depreciation) appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates.

A Portfolio recognizes the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in the Portfolio's net assets on a daily basis, thereby providing an appropriate measure of the Portfolio's financial position and changes in financial position.

ASSET-BACKED SECURITIES

Asset-backed securities represent interests in mortgage pools, loans, receivables or other assets. Interest payment and repayment of principal may largely depend on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including interest rate changes, available information concerning the pool and its structure, the creditworthiness of the pool's servicing agent, the originator of the loans or receivables, or the entities providing the credit enhancement. These securities may also be subject to prepayment risk.

REAL ESTATE INVESTMENT TRUSTS

The Portfolios may invest in shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risk.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES

Each Portfolio may purchase securities on a when-issued or delayed delivery basis in an amount up to 10% of the Portfolio's net assets. When-issued securities transactions arise when securities are purchased by a Portfolio with payment and delivery taking place on a future date determined at the time of entering into the transaction (transaction date) in order to secure what is considered to be an advantageous price and yield to the Portfolio on the transaction date. Once a Portfolio commits to purchase securities on a when-issued or delayed delivery basis, it records the transaction and thereafter reflects the daily value of such securities in determining its net asset value. Although a Portfolio generally purchases when-issued securities with the intention of acquiring those securities for the investment portfolio, the Portfolio may dispose of a when-issued security prior to settlement if the adviser or a subadviser deems it advantageous to do so. For all when-issued securities transactions, the Fund's custodian will hold and maintain in a segregated account until the settlement date, cash or fully liquid securities of the Portfolio with a market value, determined daily, equal to or greater than such commitments. If a Portfolio elects to dispose of the right to acquire a when-issued security prior to its acquisition, it could experience a gain or loss on the security due to market fluctuation.

FORWARD COMMITMENTS

Each Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price.

Although a Portfolio generally enters into forward commitments with the intention of acquiring securities for its investment portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if the adviser or a subadviser deems it appropriate. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.

                               PORTFOLIO TURNOVER

Each Portfolio has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of Portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatments. Portfolio turnover rates generally, of course, depend in large part on the level of purchases and redemptions of shares of each Portfolio. If a Portfolio's portfolio turnover rate exceeds 100%, the result may be correspondingly increased brokerage expenses and other acquisition costs to that Portfolio (see "Portfolio Transactions and Brokerage Allocation"). Any time a Portfolio's subadviser changes, the Portfolio may expect to have up to 100% portfolio turnover in the next several weeks as the new subadviser restructures some or all of the investment portfolio in accordance with the subadviser's investment style and strategies. However, because portfolio turnover rate is not a limiting factor, particular holdings may be sold at any time, if investment judgment or portfolio operations make a sale advisable.

No portfolio turnover rate is calculated for the Money Market Portfolio due to the short maturities of the instruments the Portfolio purchases. Portfolio turnover does not affect the income or net asset value of the Money Market Portfolio because brokerage commissions are rarely if ever charged on the purchase or sale of money market instruments.

The annual portfolio turnover rates for 2001, 2000, and 1999 (as applicable) for each Portfolio (except the Money Market Portfolio) are set forth below.

                         NAME OF PORTFOLIO                          2001        2000       1999
                         -----------------                          ----        ----       ----
         All Pro Broad Equity                                       140%         39%        46%
         All Pro Large Cap Growth Portfolio                         105%        109%        83%
         All Pro Large Cap Value Portfolio                           50%         84%        64%
         All Pro Small Cap Growth Portfolio                         210%        141%       114%
         All Pro Small Cap Value Portfolio                           57%        117%       114%
         International Portfolio                                     36%         37%        41%
         Equity 500 Index Portfolio*                                  6%          5%        N/A
         Mid Cap Growth Portfolio                                   135%         68%        46%
         Balanced Portfolio                                         101%        157%       156%
         Bond Portfolio                                             641%        202%       202%


------------

* The Equity 500 Index Portfolio commenced operations on February 7, 2000.

                             MANAGEMENT OF THE FUND

BOARD AND OFFICERS

The Fund's Board is responsible for the overall administration of the Fund's affairs including deciding matters of general policy and reviewing certain actions of the adviser and subadvisers, custodian, administration, and accounting and administrative services providers.

The Fund's trustees and officers, their principal occupations for the last five years, and compensation that each trustee and officer received from the Fund in 2001 are set forth below.

                        INTERESTED TRUSTEES AND OFFICERS



                                                                                 Number of                                Aggregate
                                                                             Portfolios in the                          Compensation
                                  Term of Office                                Fund Complex                              from Fund
Name, Address   Position(s) Held   and Length of    Principal Occupation(s)     Overseen by       Other Directorships   and the Fund
  and Age(1)     with the Fund      Time Served       During Past 5 years         Trustee           Held by Trustee        Complex
------------------------------------------------------------------------------------------------------------------------------------
Robert W.       Chairman of the   Indefinite Term   1994 - Present,                  11          NLICA (formerly,            $0
Kloss(2)        Board and                           President and Chief                          Provident Mutual
                Trustee           Chairman of       Executive Officer,                           Life Insurance
Age 53                            the Board and     NLICA (formerly,                             Company)
                                  Trustee since     Provident Mutual Life
                                  April 22, 1998    Insurance Company)                           Provident Mutual
                                                                                                 Holding Company

                                                                                                 NLACA (formerly,
                                                                                                 Providentmutual Life
                                                                                                 and Annuity Company
                                                                                                 of America)

                                                                                                 1717 Capital
                                                                                                 Management Company

                                                                                                 PM International

                                                                                                 Market Street
                                                                                                 Investment
                                                                                                 Management Company

Gerald J.       President               N/A         July 2000 - Present,           N/A                   N/A                $0
Holland(3)                                          Senior Vice President,
                                                    Gartmore Global
Age 51                                              Investments

                                                    Jan. 1997 - Present,
                                                    Vice President, First
                                                    Data Investor Services
                                                    Group, Inc.


Brian J.        Treasurer               N/A         February 2002 -                N/A                   N/A                $0
O'Neill                                             Present, Financial
                                                    Administration
Age 34                                              Specialist, Gartmore
                                                    Global Investments,

                                                    1998 - Jan. 2002,
                                                    Financial
                                                    Administration
                                                    Manager, PFPC Inc.,

                                                    1990 - 1998, Financial
                                                    Administration
                                                    Manager, First Data
                                                    Investor Services
                                                    Group, Inc.


--------

(1) The address of each of the interested trustees, officers, and the trustees who are not "interested persons" of the Fund, as that term is defined in
      Section 2(a)(19) of the 1940 Act (the "independent trustees"), is 1000 Chesterbrook Blvd., Berwyn, PA 19312, unless otherwise indicated.

(2) Mr. Kloss is deemed to be an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act by virtue of his position as President and Chief Executive Officer of NLICA (formerly, Provident Mutual Life Insurance Company).

(3)   Address is 1200 River Road, Conshohocken, Pennsylvania 19428.

                                                                                 Number of                                Aggregate
                                                                             Portfolios in the                          Compensation
                                  Term of Office                                Fund Complex                              from Fund
Name, Address   Position(s) Held   and Length of    Principal Occupation(s)     Overseen by       Other Directorships   and the Fund
  and Age(1)     with the Fund      Time Served       During Past 5 years         Trustee           Held by Trustee        Complex
------------------------------------------------------------------------------------------------------------------------------------
William J.      Assistant               N/A         September                      N/A                   N/A                $0
Baltrus         Treasurer                           2000-Present,
                                                    Director, Gartmore
Age 35                                              Global Investments

                                                    August 1998-September
                                                    2000, Director of
                                                    Client Services, First
                                                    Data Investor Services
                                                    Group

                                                    August 1993-August
                                                    1998, Director of
                                                    Corporate Compliance,
                                                    FPS Services, Inc.

Laurice A.      Assistant               N/A         September                      N/A                   N/A                $0
Frysinger       Treasurer                           2000-Present,
                                                    Director, Financial
Age 34                                              Services, BISYS Fund
                                                    Services

                                                    September
                                                    1996-September 2000,
                                                    Manager, Financial
                                                    Services, BISYS Fund
                                                    Services

Bryan C.        Assistant               N/A         November 1992-Present,         N/A                   N/A                $0
Haft            Treasurer                           Mutual Fund
                                                    Administration,
Age 37                                              Accounting and
                                                    Transfer Agent
                                                    Services, BISYS Fund
                                                    Services

James           Secretary               N/A         1999 - Present,                N/A                   N/A                $0
Bernstein                                           Assistant General
                                                    Counsel, NLICA
Age 40                                              (formerly, Provident
                                                    Mutual Life Insurance
                                                    Company)

                                                    1996 - 1999, Partner,
                                                    Jorden Burt

Kevin S.        Assistant               N/A         May 2000 - Present,            N/A                   N/A                $0
Crossett(4)     Secretary                           Assistant Secretary,
                                                    Gartmore Global Asset
Age 42                                              Management Trust,

                                                    Jan. 2000 - Present,
                                                    Vice President and
                                                    Associate General
                                                    Counsel, Nationwide
                                                    Insurance

                                                    Nov. 1999 - Present;
                                                    Vice President and
                                                    Associate General
                                                    Counsel, NorthPointe
                                                    Capital


--------

(4)   Address is One Nationwide Plaza, Columbus, Ohio 43215.

                                                                                 Number of                                Aggregate
                                                                             Portfolios in the                          Compensation
                                  Term of Office                                Fund Complex                              from Fund
Name, Address   Position(s) Held   and Length of    Principal Occupation(s)     Overseen by       Other Directorships   and the Fund
  and Age(1)     with the Fund      Time Served       During Past 5 years         Trustee           Held by Trustee        Complex
------------------------------------------------------------------------------------------------------------------------------------
                                                    July 1999 - Present,
                                                    Vice President and
                                                    Associate General
                                                    Counsel, Gartmore
                                                    Global Investments,
                                                    Gartmore Mutual Fund
                                                    Capital Trust and
                                                    Gartmore SA Capital
                                                    Trust

                                                    Aug. 1992 - July 1999,
                                                    Vice President, Senior
                                                    Counsel and Director
                                                    of Compliance,
                                                    Merrill, Lynch,
                                                    Pierce, Fenner and
                                                    Smith Incorporated

Elizabeth A.    Assistant               N/A         1999- Present,                  N/A                   N/A                $0
Davin           Secretary                           Assistant General
                                                    Counsel, Gartmore
Age 38                                              Global Investments

                                                    1994-1999, Counsel,
                                                    Nationwide Mutual
                                                    Insurance Company

Eric E.         Assistant               N/A         July 2002-Present,              N/A                   N/A                $0
Miller          Secretary                           Senior Vice President
                                                    and Chief Counsel,
Age 49                                              Gartmore Global
                                                    Investments

                                                    July 2000-July 2002,
                                                    Partner, Stradley,
                                                    Ronon, Stevens & Young

                                                    1990-July 2000, Senior
                                                    Vice President,
                                                    Delaware Investments



                              INDEPENDENT TRUSTEES


                                                                                  Number of
                                                                                Portfolios in                            Aggregate
                                                                                   the Fund                            Compensation
                     Position(s)     Term of Office          Principal             Complex                               from Fund
  Name, Address     Held with the     and Length of    Occupation(s) During      Overseen by    Other Directorships    and the Fund
   and Age(1)            Fund          Time Served         Past 5 years            Trustee        Held by Trustee         Complex
------------------------------------------------------------------------------------------------------------------------------------
Dr. Alan Gart      Trustee           Indefinite Term  1982 - Present,                 11               None               $22,500
                                                      President of Alan
Age 61                                Trustee since   Gart, Inc. (a
                                     March 21, 1985   consulting firm)
                                                      2000 - Present,
                                                      Professor of Finance,
                                                      Indiana University of
                                                      Pennsylvania
                                                      1982 - 2000,
                                                      Professor, Nova
                                                      Southeastern University

------------------------------------------------------------------------------------------------------------------------------------
Dr. A. Gilbert     Trustee           Indefinite Term  2000 - Present,                 11               None               $21,500
Heebner                                               Professor Emeritus of
                                      Trustee since   Economics, Eastern
Age 75                                May 12, 1989    College
                                                      1987 - 1997,
                                                      Distinguished
                                                      Professor of
                                                      Economics, Eastern
                                                      College

------------------------------------------------------------------------------------------------------------------------------------
Mr. Leo Slack      Trustee           Indefinite Term  Retired since 1996              11               None               $20,500
                                                      1964 - 1996, Vice
Age 67                                Trustee since   President, Combustion
                                      February 11,    Engineers Corporation
                                          1998
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Number of
                                                                                Portfolios in                            Aggregate
                                                                                   the Fund                            Compensation
                     Position(s)     Term of Office          Principal             Complex                               from Fund
  Name, Address     Held with the     and Length of    Occupation(s) During      Overseen by    Other Directorships    and the Fund
     and Age(1)          Fund          Time Served         Past 5 years            Trustee        Held by Trustee         Complex
------------------------------------------------------------------------------------------------------------------------------------
Mr. Edward S.      Trustee               Retired      Retired since 1983              11               None               $8,500
Stouch(5)
                                      Trustee since
Age 84                                 December 12,
                                          1985
------------------------------------------------------------------------------------------------------------------------------------


As of the date of this SAI, certain Fund officers and trustees own either variable annuity contracts or variable life insurance policies that are supported by separate accounts of NLICA and, in that sense, have an interest in shares of the Fund. The officers and trustees, as a group through variable annuity contracts or variable life insurance policies, own less than 1% of the outstanding shares of the Fund collectively and of each Portfolio individually.

Trustees who are not officers or employees of NLICA or the adviser or a subadviser are paid a fee plus actual out-of-pocket expenses by the Fund for each Board meeting attended. Each member of the audit committee of the Board of Trustees of the Fund (the "Audit Committee") is entitled to $1,000 per Audit Committee meeting attended in person and $500 per Audit Committee meeting attended by telephone. The Chairman of the Audit Committee receives additional compensation in the amount of $1,000 per year for service as Chairman of the Audit Committee. Each member of the nominating committee of the Board of Trustees of the Fund (the "Nominating Committee") is entitled to $1,000 per Nominating Committee meeting attended in person and $500 per Nominating Committee meeting attended by telephone. The Chairman of the Nominating Committee receives additional compensation in the amount of $1,000 per year for service as Chairman of the Nominating Committee.

Total fees paid to all trustees who are not "interested persons" of the Fund, as that term is defined in Section 2(a)(19) of the 1940 Act (the "independent trustees"), for 2001 were $73,000. Fund Trustees and officers receive no benefits from the Fund upon retirement, and the Fund accrues no expenses for pension or retirement benefits.

                     INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL INFORMATION AND HISTORY


As of October 1, 2002, Gartmore Mutual Fund Capital Trust ("Gartmore"), an affiliate of Nationwide Financial, replaced Market Street Investment Management Company ("MSIM") as the Fund's investment adviser. Gartmore serves as investment adviser pursuant to an interim investment advisory agreement between the Fund and Gartmore (the "Interim Advisory Agreement"). On September 20, 2002, the Board, including a majority of the independent trustees, approved the Interim Advisory Agreement. The terms and conditions of the Interim Advisory Agreement are identical in all material respects to the former investment advisory agreement between the Fund and MSIM, including the investment advisory fee rate, except for



---------------

(5) Mr. Stouch resigned as Trustee of the Fund on July 2, 2001.

the Interim Advisory Agreement's dates of effectiveness and termination and certain provisions regarding the escrow of fees as required by the 1940 Act, and the rules thereunder. The Interim Advisory Agreement became effective on October 1, 2002, and will terminate the earlier of 150 days from that date or upon shareholder approval of a new investment advisory agreement. In connection with the appointment of Gartmore as investment adviser, the Board approved the replacement of T. Rowe Price Associates, Inc. ("T. Rowe Price"), subadviser for the Mid Cap Growth Portfolio, with Gartmore.

On September 20, 2002, the Board also approved a new advisory agreement between the Fund and Gartmore (the "New Advisory Agreement"). The New Advisory Agreement is identical in all material respects to the Interim Advisory Agreement, including the rate of investment advisory fee, except for the New Advisory Agreement's effective and termination dates and the provisions regarding the escrow of fees. The New Advisory Agreement provides for the Agreement to become effective, as to a Portfolio, on the date the Portfolio's shareholders approve the New Advisory Agreement. If approved by shareholders, the New Advisory Agreement would remain in effect, as to each Portfolio, until the earlier of February 14, 2005, or until the completion of an agreement and plan to reorganize each of the Fund's Portfolios into a corresponding series of the Gartmore Variable Insurance Trust (the "Reorganization"). The Reorganization was approved by the Board on September 20, 2002, and is currently anticipated to occur on or about April 30, 2003. MSIM served as the investment adviser for all of the Fund's Portfolios from the close of business on January 26, 2001, to September 20, 2002. Prior to the close of business on January 26, 2001, Sentinel Advisors Company ("SAC") served as the investment adviser for the All Pro Broad Equity, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios.

On behalf of each Portfolio set forth below, Gartmore has engaged one or more respective investment advisers to serve as a subadviser to the Portfolio. Each subadviser's name is set forth below opposite the relevant Portfolio.



             NAME OF PORTFOLIO                              NAME OF SUBADVISER
             -----------------                              ------------------
             All Pro Broad Equity Portfolio                 Alliance Capital Management L.P. ("Alliance
                                                            Capital")
                                                            Sanford C. Bernstein & Co., LLC ("Bernstein")
                                                            Husic Capital Management ("Husic")
                                                            Reams Asset Management Company, LLC ("Reams")

             All Pro Large Cap Growth Portfolio             Alliance Capital
                                                            Geewax, Terker & Co. ("Geewax")

             All Pro Large Cap Value Portfolio              Bernstein
                                                            Mellon Equity Associates, LLP ("Mellon
                                                            Equity")

             All Pro Small Cap Growth Portfolio             Lee Munder Investments, Ltd. ("Lee Munder
                                                            Investments")
                                                            Husic

             All Pro Small Cap Value Portfolio              Reams
                                                            Sterling Capital Management LLC ("Sterling")

             Equity 500 Index Portfolio                     SSgA Funds Management, Inc. ("SSgA")

             International Portfolio                        The Boston Company Asset Management, LLC.

             NAME OF PORTFOLIO                              NAME OF SUBADVISER
             -----------------                              ------------------
                                                            ("TBC")

             Balanced Portfolio                             Fred Alger Management, Inc. ("Alger
                                                            Management")

             Bond Portfolio                                 Western Asset Management Company ("Western
                                                            Asset")

             Money Market Portfolio                         None



Gartmore has retained Wilshire Associates Incorporated ("Wilshire") as an investment management consultant to assist Gartmore in identifying and evaluating the performance of potential subadvisers for each of the All Pro Portfolios.

Gartmore is responsible for providing investment advice to the Fund's Portfolios, pursuant to the Fund's investment advisory agreement. Subject at all times to the supervision and approval of the Fund's Board, Gartmore or a subadviser renders investment advisory services with respect to the Portfolios in a manner consistent with the Portfolio's stated investment policies, objectives, and restrictions. As part of those responsibilities and duties, Gartmore or a subadviser advises the Fund as to what investments should be purchased and sold and place orders for all such purchases and sales on behalf of the Portfolios.

Gartmore is a registered investment adviser and is also an affiliate of Nationwide Financial. Its address is 1200 River Road, Conshohocken, Pennsylvania 19428.

The principal officers of Gartmore are:



            NAME AND ADDRESS               POSITION WITH GARTMORE            POSITION WITH THE FUND
            ----------------               ----------------------            ----------------------
         Paul J. Hondros         President and Chief Executive Officer       None

         James R. Donatell       Executive Vice President - Sales,           None
                                 Marketing and Distribution

         Thomas M. Sipp          Vice President - Chief Financial Officer    None
                                 and Treasurer

         Donald J. Pepin         Senior Vice President - Sales               None

         Young D. Chin           Executive Vice President - Chief            None
                                 Investment Officer U.S

         Craig Andrews           Senior Vice President - Marketing and       None
                                 Public Communications

         Kevin S. Crossett       Vice President - Associate General Counsel  Assistant Secretary

         Christopher P. Donigan  Vice President  - Human Resources           None

         Glenn W. Soden          Associate Vice President and Secretary      None

         Carol L. Dove           Assistant Treasurer                         None

         Michael D. Maier        Assistant Treasurer                         None

         John F. Delaloye        Assistant Secretary                         None

         Gerald J. Holland       Senior Vice President - Chief               President and Treasurer
                                 Administrative Officer

            NAME AND ADDRESS               POSITION WITH GARTMORE            POSITION WITH THE FUND
            ----------------               ----------------------            ----------------------
         Peter Chambers          Executive Vice President and Global Chief   None
                                 Investment Officer

         Mary Lou Vitale         Senior Vice President - Product             None
                                 Development

         Michael A. Krulikowski  Chief Compliance Officer                    None

         Daniel J. Murphy        Assistant Treasurer                         None


Information about each subadviser is set forth below.

    SUBADVISER                                                    OWNERSHIP AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
  Alliance Capital                   As of December 31, 2001, Alliance Capital managed retirement assets for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide.  Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.  As one of the world's leading global investment management organizations, Alliance Capital is able to compete for virtually any portfolio assignment in any developed capital market in the world.

                                     As of March 1, 2001, Alliance Capital Management Holding L.P. ("Alliance
                                     Holding") owned approximately 29.8% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units").  Equity interests in Alliance Holding are traded publicly on the New York Stock Exchange, Inc.
                                     in the form of units ("Alliance Holding Units").  Alliance Capital Management
                                     Corporation ("ACMC"), an indirect wholly owned subsidiary of AXA Financial,
                                     Inc. ("AXA Financial"), is the general partner of both Alliance Capital and
                                     Alliance Holding.  As of March 1, 2001, AXA, AXA Financial, The Equitable Life
                                     Assurance Society of the United States ("Equitable") and certain subsidiaries of Equitable (including, but limited to, ACMC), beneficially owned approximately 2.1% of the outstanding Alliance Holding Units and 51.9% of the outstanding Alliance Units.  Equitable, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Financial.  AXA
                                     Financial, a Delaware corporation, is a wholly owned subsidiary of AXA, a
                                     French company.  As of March 1, 2001, SCB Partners Inc., a wholly owned subsidiary of SCB Inc., formerly known as Sanford C. Bernstein Inc., whose business and assets were acquired by Alliance Capital on October 2, 2000, owned approximately 16.5% of the issued and outstanding Alliance Units.
------------------------------------------------------------------------------------------------------------------------
  Bernstein                          Bernstein is a Delaware limited liability company that is an indirect wholly owned subsidiary of Alliance Capital.  Bernstein manages value oriented investment portfolios through and with the assistance of Alliance Capital's
                                     Bernstein Investment Research and Management unit (the "Bernstein Unit"). The
                                     Bernstein Unit continues the former investment research and management business of Sanford C. Bernstein & Co., Inc., a registered investment adviser acquired by Alliance in October 2000 that provided value oriented investment management services since 1967.  Bernstein is located at 1345 Avenue of the
                                     Americas, New York, New York 10153.

    SUBADVISER                                                    OWNERSHIP AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
  Alger Management                   Alger Management is a New York corporation, which is a wholly owned subsidiary of Fred Alger & Company, Incorporated, a Delaware corporation and is located at 111 Fifth Avenue, New York, New York 10003.
------------------------------------------------------------------------------------------------------------------------
  Geewax                             Geewax is a Pennsylvania partnership and is located at 414 Old Baltimore Pike,
                                     Chadds Ford, Pennsylvania  19317.
------------------------------------------------------------------------------------------------------------------------
  Husic                              Husic is organized as a California limited partnership.  The general partner of the California limited partnership is Frank J. Husic & Co., a California corporation 100% owned by Frank J. Husic.  Frank J. Husic, the person, is the sole limited partner of Husic, which is located at 555 California Street, San
                                     Francisco, CA 94104.
------------------------------------------------------------------------------------------------------------------------
  Lee Munder Investments             Lee Munder Investments is a Florida limited partnership, which is a wholly owned subsidiary of Lee Munder Capital Group, a 100% employee-owned Delaware limited partnership for corporate purposes, and is located at 200 Clarendon
                                     Street, Boston, MA 02117.
------------------------------------------------------------------------------------------------------------------------
  Mellon Equity                      Mellon Equity is a Pennsylvania limited liability partnership, which is a wholly owned subsidiary of the Mellon Bank Corporation and is located at 500
                                     Grant Street, Suite 4200, Pittsburgh, PA  15258.
------------------------------------------------------------------------------------------------------------------------
  Reams                              Reams is an Indiana limited liability company and is located at 227 Washington
                                     Street, Columbus, IN 47202.
------------------------------------------------------------------------------------------------------------------------
  SSgA                               SSgA is a wholly owned subsidiary of State Street Corporation.  SSgA manages over $60 billion in assets of U.S. Securities and Exchange Commission registered open-end investment companies.  The State Street Global Advisors companies, including SSgA, manage over $775 billion in assets, the third largest total among U.S. investment managers.
------------------------------------------------------------------------------------------------------------------------
  Sterling                           Sterling is a North Carolina limited liability corporation that is owned by its employees and is located at One First Union Center, 301 S. College Street,
                                     Suite 3200, Charlotte, NC 28202.
------------------------------------------------------------------------------------------------------------------------
  TBC                                TBC is a Massachusetts limited liability company, which is a wholly owned subsidiary of the Mellon Bank Corporation and is located at One Boston Place,
                                     Boston, MA 02108.
------------------------------------------------------------------------------------------------------------------------
  Western Asset                      Western Asset is a California corporation, which is a wholly owned subsidiary of Legg Mason, Inc. and is located at 117 East Colorado Blvd., Pasadena, CA
                                     91105.

ADVISORY AGREEMENTS


Gartmore is responsible for managing the investment operations of the Fund and the composition of each Portfolio, including the purchase, retention and disposition of the investments, securities and cash contained in each Portfolio, in accordance with the Portfolio's investment objective and policies as stated in the Fund's Declaration of Trust, Bylaws, Prospectuses, and SAI, as from time to time in effect. In connection with these responsibilities and duties, Gartmore is responsible for providing investment research and supervision of each Portfolio's investments and conducting a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Fund's assets. Gartmore also is responsible for furnishing the Fund with statistical information, in respect of the investments that a Portfolio may hold or contemplates purchasing, as the Fund may reasonably request. Gartmore, on its own initiative, apprises the Fund of important developments materially affecting each Portfolio and furnishes the Fund from time to time such information as Gartmore may believe appropriate for this purpose. Gartmore also has responsibilities for implementing all purchases and sales of investments for each Portfolio in a manner consistent with its policies.

Under the Interim Advisory Agreement, the Fund pays Gartmore quarterly fees, in arrears, based on the net assets of all the Portfolios, calculated daily at the annual rates shown in the below table. The fees accrued during the term of the Interim Advisory Agreement are held in an interest-bearing escrow account with the Fund's custodian pursuant to an escrow agreement. If a majority of a Portfolio's outstanding voting securities approve the New Advisory Agreement within 150 days after October 1, 2002, Gartmore will be paid the amount in the escrow account (including interest earned thereon) with respect to that Portfolio. If a majority of a Portfolio's outstanding voting securities do not approve the New Advisory Agreement, Gartmore will be paid from the escrow account, the lesser of: (a) any costs incurred in performing services for such Portfolio under the Interim Advisory Agreement (plus interest earned on that amount in the escrow account); or (b) the total amount in the escrow account relating to such Portfolio (plus interest earned thereon).

Under the New Advisory Agreement, the Fund will pay Gartmore quarterly fees, in arrears, based on the net assets of all the Portfolios, calculated daily at the annual rates shown in the below table.

The table below also presents certain expense limitations that Gartmore has placed into effect with respect to the Portfolios, which are more fully explained below:


  PORTFOLIO                                       ADVISORY FEE*                             EXPENSE CAP**
--------------------------------------------------------------------------------------------------------------
  All Pro Broad Equity Portfolio                       0.75% on the first $200 million,           0.16%
                                                       and 0.70% on assets in excess of
                                                       $200 million
--------------------------------------------------------------------------------------------------------------
  All Pro Large Cap Growth Portfolio                   0.70% on the first $200 million,           0.20%
                                                       and 0.65% on assets in excess of
                                                       $200 million

  PORTFOLIO                                       ADVISORY FEE*                             EXPENSE CAP**
--------------------------------------------------------------------------------------------------------------
  All Pro Large Cap Value Portfolio                    0.70% on the first $200 million,           0.20%
                                                       and 0.65% on assets in excess of
                                                       $200 million
--------------------------------------------------------------------------------------------------------------
  All Pro Small Cap Growth Portfolio                   0.90% on the first $200 million,           0.20%
                                                       and 0.85% on assets in excess of
                                                       $200 million
--------------------------------------------------------------------------------------------------------------
  All Pro Small Cap Value Portfolio                    0.90% on the first $200 million,           0.20%
                                                       and 0.85% on assets in excess of
                                                       $200 million
--------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio                             0.75% on the first $200 million,           0.20%
                                                       and 0.70% on assets in excess of
                                                       $200 million
--------------------------------------------------------------------------------------------------------------
  International Portfolio                              0.75% on the first $500 million,           0.75%
                                                       and 0.70% on assets in excess of
                                                       $500 million
--------------------------------------------------------------------------------------------------------------
  Equity 500 Index Portfolio                           0.24% on all assets                        0.04%
--------------------------------------------------------------------------------------------------------------
  Balanced Portfolio                                   0.55% on all assets                        0.40%
--------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                       0.40% on all assets                        0.28%
--------------------------------------------------------------------------------------------------------------
  Money Market Portfolio                               0.25% on all assets                        0.25%

------------------
*     As a percentage of average daily net assets.
** For certain expenses excluding advisory fees, as described more fully below.

The investment advisory fee paid to MSIM during 2001 was $1,474,623, $279,148, $230,445, $480,989, $284,322, $802,180, $539,651, $633,228, $343,002, $169,223,
and $304,797 for the All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, International, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios respectively. The investment advisory fee paid to the former adviser, SAC, during 2001 was $77,239, $33,205, $25,001, $11,887, and $22,525 for the All
Pro Broad Equity, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios, respectively.

The investment advisory fee paid to MSIM during 2000 was $325,555, $176,733, $633,176, $140,158, $838,096 and $624,871 for the All Pro Large Cap Growth, All
Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, and International Portfolios, respectively. The investment advisory fee paid to the former adviser, SAC, during 2000 was $902,332, $303,564, $280,071, $129,876, and $268,225 for the All Pro Broad Equity, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios, respectively.

The investment advisory fee paid to MSIM during 1999 was $174,315, $145,234, $180,903, $85,907, and $568,324 for the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, and International Portfolios, respectively.

The investment advisory fee paid to the former adviser, SAC, during 1999 was $1,003,377, $225,914, $296,660, $126,876, $74,269, and $261,012 for the All Pro
Broad Equity, Mid Cap Growth, Balanced, Bond, Sentinel Growth, and Money Market Portfolios, respectively.


The Interim Advisory Agreement terminates automatically in the event of its assignment or can be terminated by the Fund's Board or by 1940 Act Vote (see "Investment Objectives of the Portfolios" above) of the Portfolio's shares upon 10 days' written notice to Gartmore. Gartmore can terminate the Interim Advisory Agreement upon 60 days' written notice to the Fund. The Interim Advisory Agreement, unless sooner terminated, will continue until the earlier of: (1) 150 days from the date the Interim Advisory Agreement became effective; or (2) the date, as to a Portfolio, that Portfolio shareholders approve the New Advisory Agreement.

The New Advisory Agreement terminates automatically in the event of its assignment or can be terminated by the Fund's Board or by 1940 Act Vote of the Portfolio's shares upon 60 days' written notice given to Gartmore or upon 60 days' written notice given by the Gartmore to the Fund. Otherwise, the New Advisory Agreement will continue in force with respect to any Portfolio for more than two years after the effective date so long as the continuance is approved at least annually by a majority of the independent trustees of the Fund's Board, and by: (1) a 1940 Act Vote of the Portfolio's shareholders; or (2) a majority vote of the Fund's Board.

SUBADVISORY AGREEMENTS

The Fund's Board, including a majority of the independent trustees, approved interim investment subadvisory agreements ("Interim Subadvisory Agreements") and new investment subadvisory agreements ("New Subadvisory Agreements") for the Portfolios with their respective subadvisers, as indicated below. The Interim Subadvisory Agreements and the New Subadvisory Agreements for the Portfolios were all approved by the Fund's Board in accordance with the conditions of the Fund's manager-of-managers exemptive order, on the dates indicated below.




  PORTFOLIO                                       SUBADVISER                         DATE OF BOARD APPROVAL
-------------------------------------------------------------------------------------------------------------
  All Pro Broad Equity Portfolio                  Alliance Capital                   September 20, 2002
                                                  Bernstein                          September 20, 2002
                                                  Husic                              September 20, 2002
                                                  Reams                              September 20, 2002
-------------------------------------------------------------------------------------------------------------
  All Pro Large Cap Growth Portfolio              Alliance Capital                   September 20, 2002
                                                  Geewax                             September 20, 2002
-------------------------------------------------------------------------------------------------------------
  All Pro Large Cap Value Portfolio               Bernstein                          September 20, 2002
                                                  Mellon Equity                      September 20, 2002
-------------------------------------------------------------------------------------------------------------
  All Pro Small Cap Growth Portfolio              Lee Munder Investments             September 20, 2002
                                                  Husic                              September 20, 2002
-------------------------------------------------------------------------------------------------------------
  All Pro Small Cap Value Portfolio               Reams                              September 20, 2002
                                                  Sterling                           September 20, 2002
-------------------------------------------------------------------------------------------------------------
  International Portfolio                         TBC                                September 20, 2002
-------------------------------------------------------------------------------------------------------------
  Equity 500 Index Portfolio                      SSgA                               September 20, 2002
-------------------------------------------------------------------------------------------------------------
  Balanced Portfolio                              Alger Management                   September 20, 2002
-------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                  Western Asset                      September 20, 2002
-------------------------------------------------------------------------------------------------------------

Each of the Interim Subadvisory Agreements became effective on October 1, 2002. Each Interim Subadvisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Interim Advisory Agreement between Gartmore and the Fund. Each Interim Subadvisory Agreement can be terminated by the Fund's Board or by 1940 Act Vote of the Portfolio's shares upon 60 days' written notice given to Gartmore and the Portfolio's subadviser. Gartmore or a Portfolio's subadviser can terminate the Interim Subadvisory Agreement upon 60 days' written notice to the other. Each Interim Subadvisory Agreement, unless sooner terminated, will continue until 150 days from the date the Interim Subadvisory Agreement became effective.

Each New Subadvisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the New Advisory Agreement between Gartmore and the Fund. Each New Subadvisory Agreement can be terminated by the Fund's Board or by 1940 Act Vote of the Portfolio's shares upon 60 days' written notice given to Gartmore and the Portfolio's subadviser. Gartmore or a Portfolio's subadviser can terminate the New Subadvisory Agreement upon 60 days' written notice to the other. Otherwise, each New Subadvisory Agreement will continue in force with respect to a Portfolio for more than two years after the effective date so long as the continuance is approved at least annually by a majority of the independent trustees of the Fund's Board, and by: (1) a 1940 Act Vote of the Portfolio's shareholders; or (2) a majority vote of the Fund's Board.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

In voting to approve the New Advisory Agreement NLICA, NLACA, and/or National Life Insurance Company, as the case may be, will vote their Fund shares for, or against, the approval, or will withhold their votes, in the same proportion as Policyholders having an interest in the respective Portfolios vote for, against, or withhold their votes with respect to the agreement for that Portfolio.

The Fund's Board, including a majority of the independent trustees, considered whether to approve the Fund's investment advisory and subadvisory agreements, with the assistance of independent counsel to the independent trustees. The Board considered the advisory fee structure of each of the Portfolios in light of a variety of factors, including, among other factors: (a) the nature and quality of services provided to the Fund, the Portfolios, and their respective shareholders; (b) the investment adviser's costs in providing those services;
(c) the economies of scale, if any, realized by the investment adviser; (d) the advisory fees compared to other similar mutual funds; and (e) other benefits derived in connection with the investment adviser's (or subadviser's) relationship with the Fund.


As part of the Board's consideration of the quality of services provided to the Fund, the Portfolios, and shareholders by the adviser and subadvisers, the Board reviewed the relative performance of each of the Portfolios. The Board also reviewed the investment adviser's profitability with respect to each Portfolio and on an aggregate basis, and the Board, including a majority of the independent trustees, considered the investment adviser's profits to be reasonable in relation to the nature, quality, and costs of the investment adviser's services.

As part of the Board's consideration of economies of scale and advisory fees, the Board also considered the expense ratios of the Portfolios and the costs incurred by the investment adviser as a result of any voluntary expense limitations the investment adviser has imposed. In comparing the expense ratio of each of the Portfolios to other mutual funds, the Board, including a majority of the independent trustees, took into account that the expense ratios compared favorably to those of other funds.

ADDITIONAL INFORMATION ABOUT INVESTMENT SUBADVISORY AGREEMENTS


Gartmore has retained Wilshire as an investment management consultant to assist Gartmore in identifying and evaluating the performance of potential subadvisers for each All Pro Portfolio and the Bond Portfolio. Wilshire does not participate in the selection of portfolio securities for any Portfolio or in any way participate in the day-to-day management of the All Pro Portfolios and/or the Bond Portfolio. Wilshire assists Gartmore in gathering data and performing the quantitative analysis necessary to identify the styles and past performance of potential subadvisers. Wilshire also assists Gartmore in performing similar ongoing quantitative analysis of the performance of each of the subadvisers for the All Pro Portfolios and the Bond Portfolio, and in determining whether changes in a Portfolio subadviser would be desirable for a Portfolio. As compensation for these services, Gartmore pays Wilshire a non-discretionary subadvisory fee equal to 0.05% of the average daily net assets of each of the All Pro Portfolios and the Bond Portfolio.

On behalf of the All Pro and Bond Portfolios, Gartmore has entered into investment subadvisory agreements with the subadvisers listed above under "Investment Advisory and Other Services." Gartmore has also entered into investment subadvisory agreements with the subadvisers for the Equity 500 Index, International, and Balanced Portfolios, as listed above under "Investment Advisory and Other Services." The table below indicates the annual fee rate Gartmore is required to pay each subadviser under the applicable subadvisory agreement.



                                                                               ANNUAL RATE OF COMPENSATION
                                                                             (AS A PERCENTAGE OF THE AVERAGE
    NAME OF PORTFOLIO                      SUBADVISER                                DAILY NET ASSETS)
    -----------------                      ----------                                -----------------
All Pro Broad Equity Portfolio            Alliance Capital(1)                0.90% on the first $10,000,000
                                                                             0.75% on the next $10,000,000
                                                                             0.625% on the next $20,000,000
                                                                             0.375% on the next $20,000,000
                                                                             0.25% on assets in excess of $60,000,000

                                          Bernstein(1)                       0.60% of the first $10,000,000
                                                                             0.50% of the next $15,000,000
                                                                             0.40% of the next $25,000,000
                                                                             0.30% of the next $50,000,000
                                                                             0.25% of the next $50,000,000
                                                                             0.225% of the next $50,000,000
                                                                             0.20% of the next $50,000,000
                                                                             0.175% of the next $50,000,000
                                                                             0.15% of assets in excess of
                                                                             $300,000,000

                                          Husic                              0.50%

                                          Reams                              0.50%

                                                                               ANNUAL RATE OF COMPENSATION
                                                                             (AS A PERCENTAGE OF THE AVERAGE
    NAME OF PORTFOLIO                      SUBADVISER                                DAILY NET ASSETS)
    -----------------                      ----------                                -----------------
All Pro Large Cap Growth Portfolio        Alliance Capital(1)                0.90% on the first $10,000,000
                                                                             0.75% on the next $10,000,000
                                                                             0.625% on the next $20,000,000
                                                                             0.375% on the next $20,000,000
                                                                             0.25% on assets in excess of $60,000,000

                                          Geewax                             0.30%

All Pro Large Cap Value Portfolio         Bernstein(1)                       0.60% of the first $10,000,000
                                                                             0.50% of the next $15,000,000
                                                                             0.40% of the next $25,000,000
                                                                             0.30% of the next $50,000,000
                                                                             0.25% of the next $50,000,000
                                                                             0.225% of the next $50,000,000
                                                                             0.20% of the next $50,000,000
                                                                             0.175% of the next $50,000,000
                                                                             0.15% of assets in excess of
                                                                             $300,000,000

                                          Mellon Equity                      0.20%

All Pro Small Cap Growth Portfolio        Lee Munder Investments             0.70%

                                          Husic                              0.50%

All Pro Small Cap Value Portfolio         Reams                              0.50%

                                          Sterling                           0.70%

Equity 500 Index Portfolio                SSgA                               0.025% on the first $200 million in
                                                                             assets
                                                                             0.020% on the next $500 million in
                                                                             assets
                                                                             0.015% on assets in excess of $700
                                                                             million

International Portfolio                   TBC                                The greater of:  (a) 0.375% of the
                                                                             first $500 million and 0.30% on amounts
                                                                             in excess of $500 million; or (b)
                                                                             $20,000 per year

Balanced Portfolio                        Alger Management                   0.35%

Bond Portfolio                            Western Asset                      0.20%

------------

(1) The fee is based on the aggregate assets of all accounts that the subadviser manages for Gartmore and its affiliates.

As shown below, MSIM, the Fund's former adviser, paid the following subadvisory fees for the past three fiscal years:

      - Alliance Capital on behalf of the All Large Cap Growth and the All Pro Broad Equity Portfolio (formerly, the Growth Portfolio). For the year ended December 31, 2001, MSIM paid Alliance Capital $101,223.00 for services in connection with the All Pro Large Cap Growth Portfolio. Under a similar subadvisory agreement in effect prior to the Fund's conversion to a Delaware business trust (the "Conversion"), for the period from December 6, 2000 through December 31, 2000, MSIM paid Alliance Capital $804.00 for services in connection with the All Pro Large Cap Growth Portfolio. For the period from January 1, 2000 through December 5, 2000 and for the year ended December 31, 1999, MSIM paid a former subadviser $75,177.95 and $42,423.50, respectively, for services in connection with the All Pro Large Cap Growth Portfolio. For the year ended December 31, 2001, MSIM paid Alliance Capital $366,351.00 for services in connection with the All Pro Broad Equity Portfolio. The All Pro Broad Equity Portfolio did not have an investment subadviser prior to the Conversion.

      - Geewax on behalf of the All Pro Large Cap Growth Portfolio. For the year ended December 31, 2001, MSIM paid Geewax $58,946.43 for services in connection with the All Pro Large Cap Growth Portfolio. Under a similar subadvisory agreement prior to the Conversion, for the years ended December 31, 2000 and 1999, MSIM paid Geewax $68,170.89 and $36,527.53, respectively, for services in connection with the All Pro Large Cap Growth Portfolio.

      - Mellon Equity on behalf of the All Pro Large Cap Value Portfolio. For the year ended December 31, 2001, MSIM paid Mellon Equity $32,402.09 for services in connection with the All Pro Large Cap Value Portfolio. Under a similar subadvisory agreement prior to the Conversion, for the years ended December 31, 2000 and 1999, MSIM paid Mellon Equity $20,884.54 and $20,164.40, respectively, for services in connection with the All Pro Large Cap Value Portfolio. For the period from commencement of operations through February 28, 1999, the All Pro Large Cap Value Portfolio had three subadvisers. For the period from January 1, 1999 through February 28, 1999 MSIM paid a former subadviser $880.17 for services in connection with the All Pro Large Cap Value Portfolio.

      - Bernstein on behalf of the All Pro Broad Equity Portfolio and the All Pro Large Cap Value Portfolio. For the year ended December 31, 2001, MSIM paid Bernstein $262,839.79 for services in connection with the All Pro Broad Equity Portfolio. For the year ended December 31, 2001, MSIM paid Bernstein $52,864.02 for services in connection with the All Pro Large Cap Value Portfolio. Under a similar subadvisory agreement prior to the Conversion, for the period from April 1, 2000 through December 31, 2000, MSIM paid Bernstein $31,422.78 for services in connection with the All Pro Large Cap Value Portfolio. For the period from commencement of operations through November 21, 2000, the All Pro Large Cap Value Portfolio had three subadvisers. For the period from January 1, 2000 through November 21, 2000 and for the year ended December 31, 1999, MSIM paid a former subadviser $17,811.17 and $24,223.22, respectively, for services in connection with the All Pro Large Cap Value Portfolio. For the period from January 1, 2000 through March 31, 2000 and for the year ended December 31, 1999, MSIM paid a former subadviser $3,567.06 and $13,299.24, respectively, for services in connection with the All Pro Large Cap Value Portfolio. The All Pro Broad Equity Portfolio did not have an investment subadviser prior to the Conversion.

      - Husic on behalf of the All Pro Broad Equity Portfolio and the All Pro Small Cap Growth Portfolio. For the year ended December 31, 2001, MSIM paid Husic $73,012.84 for services in connection with the All Pro Broad Equity Portfolio and $157,761.87 for services in connection with the All Pro Small Cap Growth Portfolio. Under a similar subadvisory agreement prior to the Conversion, for the years ended December 31, 2000 and 1999, MSIM paid Husic $206,776.30 and $59,544.14, respectively, for services in connection with the All Pro Small Cap Growth Portfolio. The All Pro Broad Equity Portfolio did not have an investment subadviser prior to the Conversion.

      - Lee Munder Investments on behalf of the All Pro Small Cap Growth Portfolio. For the year ended December 31, 2001, MSIM paid Lee Munder Investments $140,783.02 for services in connection with the All Pro Small Cap Growth Portfolio. Under an interim subadvisory agreement, for the period from August 24, 2000 through December 31, 2000, MSIM paid Lee Munder Investments $40,884.19 for services in connection with the All Pro Small Cap Growth Portfolio. For the period January 1, 2000 through August 23, 2000 and for the year ended December 31, 1999, MSIM paid a former subadviser $95,093.36 and $36,699.45, respectively, for services in connection with the All Pro Small Cap Growth Portfolio.

      - Reams on behalf of the All Pro Broad Equity Portfolio and the All Pro Small Cap Value Portfolio. For the year ended December 31, 2001, MSIM paid Reams $82,552.65 for services in connection with the All Pro Broad Equity Portfolio and $85,948.79 for services in connection with the All Pro Small Cap Value Portfolio. Under a similar subadvisory agreement prior to the Conversion, for the year ended December 31, 2000, and for the period December 21, 1999 through December 31, 1999, MSIM paid Reams $40,526.91 and $627.58, respectively, for services in connection with the All Pro Small Cap Value Portfolio. For the period from January 1, 1999 through December 20, 1999, MSIM paid a former subadviser $18,816.02 for services in connection with the All Pro Small Cap Value Portfolio. The All Pro Broad Equity Portfolio did not have an investment subadviser prior to the Conversion.

      - Sterling on behalf of the All Pro Small Cap Value Portfolio. For the year ended December 31, 2001, MSIM paid Sterling $108,922.65 for services in connection with the All Pro Small Cap Value Portfolio. Under a similar subadvisory agreement prior to the Conversion, for the period February 11, 2000 through December 31, 2000, MSIM paid Sterling $49,881.40 for services in connection with the All Pro Small Cap Value Portfolio. For the period January 1, 2000 through February 11, 2000 and for the year ended December 31, 1999, MSIM paid a former subadviser $9,498.55 and $40,852.71, respectively, for services in connection with the All Pro Small Cap Value Portfolio.

      - SSgA on behalf of the Equity 500 Index Portfolio. For the year ended December 31, 2001, MSIM paid SSgA $76,805.15 for services in connection with the Equity 500 Index Portfolio. Under a similar subadvisory agreement prior to the Conversion, for the period from February 7, 2000 through December 31, 2000, MSIM paid SSgA $58,900.14 for services in connection with the Equity 500 Index Portfolio.

      - TBC on behalf of the International Portfolio. For the year ended December 31, 2001, MSIM paid TBC $270,143.74 for services in connection with the International Portfolio. Under a similar subadvisory agreement prior to the Conversion, for the years ended December 31, 2000 and 1999, MSIM paid TBC $312,435 and $284,162, respectively, for services in connection with the International Portfolio.

      - T. Rowe Price on behalf of the Mid Cap Growth Portfolio (formerly, the Aggressive Growth Portfolio). For the year ended December 31, 2001, MSIM paid T. Rowe Price $426,313.59 for services in connection with the Mid Cap Growth Portfolio. The Mid Cap Growth Portfolio did not have an investment subadviser prior to the Conversion.

      - Alger Management on behalf of the Balanced Portfolio (formerly, the Managed Portfolio). For the year ended December 31, 2001, MSIM paid Alger Management $220,325.62 for services in connection with the Balanced Portfolio. The Balanced Portfolio did not have an investment subadviser prior to the Conversion.

      - Western Asset on behalf of the Bond Portfolio. For the year ended December 31, 2001, MSIM paid Western Asset $85,268.98 for services in connection with the Bond Portfolio. The Bond Portfolio did not have an investment subadviser prior to the Conversion.

As stated above, Gartmore has retained Wilshire as an investment management consultant to assist MSIM in identifying and evaluating the performance of potential subadvisers for the All Pro Portfolios and Bond Portfolio. For the year ended December 31, 2001, MSIM paid Wilshire $239,163.38 for services in connection with these Portfolios and the Mid Cap Growth Portfolio. Under a similar subadvisory agreement prior to the Conversion, for the years ended December 31, 2000 and 1999, MSIM paid Wilshire $22,999.46 and $11,528.21, respectively, for services in connection with the All Pro Large Cap Growth Portfolio. For the years ended December 31, 2000 and 1999, MSIM paid Wilshire $12,286.87 and $10,092.61, respectively, for services in connection with the All Pro Large Cap Value Portfolio. For the years ended December 31, 2000 and 1999, MSIM paid Wilshire $34,822.67 and $9,924.36, respectively, for services in connection with the All Pro Small Cap Growth Portfolio. For the years ended December 31, 2000 and 1999, MSIM paid Wilshire $7,705.01 and $4,703.32, respectively, for services in connection with the All Pro Small Cap Value Portfolio. Prior to the Conversion, Wilshire did not consult in connection with any of the other Portfolios.

EXPENSES

Generally, the Portfolios directly assume their expenses and a pro-rata portion of the expenses borne by the Fund, including the fees payable to Gartmore, which are accrued daily. Expenses that the Portfolios bear directly include redemption expenses, expenses of portfolio transactions that do not reduce the cost basis of a security, shareholding servicing costs, expenses of registering the Fund's shares under federal and state securities laws, interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Portfolio. Fund expenses that are allocated to a Portfolio on the basis of size of the respective Portfolios include trustees' fees, legal expenses, state franchise taxes, auditing services, costs of printing proxies, Securities and Exchange Commission fees, accounting costs, pricing costs (including the daily calculation of net asset value), and other expenses that the Board determines to be properly payable by the Fund and allocable either on the basis of size of the respective Portfolios or to a particular Portfolio or Portfolios. Depending upon the nature of a proxy statement or a lawsuit or certain other expenses, these costs may be directly applicable to one or more of the Portfolios or allocated on the basis of the size of the respective Portfolios.

For the period ended December 31, 2001, each Portfolio bore total expenses, computed as a percentage of the average daily net assets of that Portfolio, as follows:

All Pro Broad Equity Portfolio                                     0.87%
All Pro Large Cap Growth Portfolio                                 0.90%
All Pro Large Cap Value Portfolio                                  0.90%
All Pro Small Cap Growth Portfolio                                 1.10%
All Pro Small Cap Value Portfolio                                  1.10%
Equity 500 Index                                                   0.28%
International Portfolio                                            1.08%
Mid Cap Growth Portfolio                                           0.92%
Balanced Portfolio                                                 0.82%
Bond Portfolio                                                     0.67%
Money Market Portfolio                                             0.50%

EXPENSE LIMITS.


Pursuant to a reimbursement agreement, Gartmore has voluntarily agreed to reimburse the Fund's Portfolios for certain ordinary operating expenses, excluding the expenses of advisory fees and any extraordinary costs and expenses, such as attorneys' fees, court judgments, decrees or awards, or any other litigation costs in legal actions involving the Fund generally or one or more Portfolios specifically, or costs relating to indemnification of trustees, officers or employees of the Fund where these costs are not covered by trustee and officer liability insurance, if those ordinary operating expenses for the Portfolio are in excess of the above-specified percentages of the Portfolio's average daily net assets. (See the table under "Advisory Agreements".) Prior to October 1, 2002, pursuant to a substantially similar reimbursement agreement, PMLIC had voluntarily agreed to reimburse the Fund's Portfolios for certain ordinary operating expenses, if those ordinary operating expenses for the Portfolio were in excess of the above-specified percentages of the Portfolio's average daily net assets. (See the table under "Advisory Agreements".)


During 2001, Provident Mutual reimbursed the Fund $269,760, $56,487, $46,253, $72,405, $46,491, $821,915, $85,650, $630, $9,739, $37,905 in expenses for the
All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, Mid Cap Growth, Balanced, Bond and Money Market Portfolios, respectively. During 2000, Provident Mutual reimbursed the Fund $416,023 in expenses for the Equity 500 Index Portfolio. During 1999, Provident Mutual reimbursed the Fund $564 in expenses for the Small Cap Value Portfolio.

ADMINISTRATOR


As of October 1, 2002, pursuant to a fund administration agreement between the Fund and Gartmore SA Capital Trust ("GSA"), GSA serves as the Fund's administrator. As the administrator, GSA is responsible for providing services related to the general business administration of the Fund and the Portfolios, as well as providing general oversight and supervision of the Fund's other service providers, excluding investment advisory services, but including fund accounting, legal and audit, custody and transfer and dividend disbursing agency services that are provided to the Fund. GSA is generally responsible for oversight and supervision of each of the Fund's service providers except for Gartmore and the subadvisers (for which Gartmore generally oversees and supervises). GSA has the authority under the administration agreement to subcontract the services provided for under the administration agreement.

The Portfolios of the Fund pay a combined fee at an annual rate of 0.06% of the Fund's average daily net assets for services provided by GSA as the Fund's administrator and by Gartmore Investor Services, Inc. ("GISI") for transfer and dividend disbursement agency services provided under a transfer and dividend disbursing agent agreement between the Fund and GISI. (See "Transfer Agent and Dividend Disbursing Agent" below.) The fee is computed daily and paid monthly.

At the September 20, 2002 Board meeting, the Board approved an administrative services plan pursuant to which the Fund may pay fees to brokers and other entities who provide administrative support services to the Portfolios. As authorized by the administrative services plan, the Fund, on behalf of the Portfolios, has entered into servicing agreements with each of NLICA and NLACA, effective October 1, 2002. Under these servicing agreements, NLICA and NLACA perform certain administrative and record keeping services. NLICA and NLACA receive fees computed at the annual rate of 0.15% of the average daily net assets represented by shares of the Portfolio held by owners of variable contracts issued by NLICA and NLACA, respectively. For the fiscal year ended December 31, 2001, the Fund did not pay any administrative fees because the administrative services plan became effective on October 1, 2002.


From October 1, 2002 to January 29, 2001, pursuant to an administration agreement between the Fund and Provident Mutual, Provident Mutual served as the Fund's administrator. For providing these services, the Fund paid Provident Mutual quarterly, in arrears, a fee per Portfolio at the annual rate of 0.10% of the each Portfolio's average daily net assets. For the period from January 29, 2001 to December 31, 2001, the Fund paid Provident Mutual $1,030,789 for services as the Fund's administrator.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES


As of October 1, 2002, BISYS Fund Services Ohio, Inc. ("BISYS") provides certain administrative services to the Fund pursuant to a sub-service agreement between GSA and BISYS. The sub-service agreement amends a service agreement previously in place between BISYS and (1) GSA with respect to BISYS providing fund administration services; and (2) GSA, on behalf of GSA's subsidiary GISI, with respect to BISYS providing transfer agent services. For these services, GSA pays BISYS monthly a fee at the annual rate of 0.034% of the aggregate average daily net assets of each Portfolio.


From April 1, 2002 to October 1, 2002, BISYS provided fund accounting and certain administrative services to the Fund pursuant to a services agreement between BISYS and the Fund. These services included maintaining the Portfolios' books and records, preparing certain governmental filings, statements, returns, and stockholder reports, and computing net asset value and daily dividends. For these services, the Fund paid BISYS a fee at the annual rate of 0.034% of each Portfolio's net assets, computed daily and paid monthly.

Under a previous fund accounting and administrative services agreement between the Fund and PFPC Inc. ("PFPC") (effective through March 31, 2002), PFPC provided fund accounting and certain administrative services to the Fund. For the past three fiscal years, the Portfolios paid the following accounting and administrative fees to PFPC pursuant to the previous fund accounting and administrative services agreement:

PORTFOLIO                                       2001                2000                1999
                                              --------            --------            --------
All Pro Broad Equity Portfolio                $195,501            $247,675            $236,297
All Pro Large Cap Growth Portfolio            $ 35,620            $ 40,997            $ 19,074
All Pro Large Cap Value Portfolio             $ 29,421            $ 22,267            $ 15,686
All Pro Small Cap Growth Portfolio            $ 47,729            $ 61,990            $ 15,662
All Pro Small Cap Value Portfolio             $ 28,238            $ 13,730            $  7,219
Equity 500 Index Portfolio(1)                 $298,589            $307,292            $      0
International Portfolio                       $ 64,104            $ 73,490            $ 74,538
Mid Cap Growth Portfolio                      $ 82,834            $ 71,585            $ 41,725
Balanced Portfolio                            $ 60,611            $ 61,767            $ 54,798
Bond Portfolio                                $ 40,812            $ 32,736            $ 27,385
Money Market Portfolio                        $117,051            $ 94,663            $ 79,064

----------
(1) Fund commenced operations on February 7, 2000.


                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

The investment advisory and subadvisory agreements authorize Gartmore or the subadvisers, respectively, other than Wilshire, to place all portfolio orders on behalf of each Portfolio and to seek, in all cases, to obtain the most favorable execution and price. Gartmore or the subadvisers may place orders with brokers that are affiliated persons of the Fund, as that term is defined in Section 2(a) of the 1940 Act, pursuant to policies adopted under Rule 17e-1. The Fund's policies are in conformity with the applicable rules under the 1940 Act to ensure all brokerage commissions paid to affiliated persons are reasonable and fair. However, in no event will persons affiliated with the Fund deal with the Fund as principal in the purchase and sale of the Fund's portfolio securities except in conformity with the 1940 Act and the Investment Advisers Act of 1940 and related rules.

Equity securities are customarily traded on the stock exchange, but may also be traded over-the-counter. Bonds and debentures are customarily traded over-the-counter but may be traded on the bond exchange. Money market instruments are traded primarily in the over-the-counter market. Purchases and sales on the stock exchanges are affected by brokers and normally involve the payment of brokerage commissions. Over-the-counter securities are purchased directly from the issuer or dealers who are usually acting as principals for their own accounts. These securities are generally traded on a net basis and do not involve either brokerage commissions or transfer taxes. Consequently, the cost of executing such transactions consists primarily of mark-ups on the value of the securities or dealer spreads and underwriting commissions.

Gartmore or the subadvisers will determine the brokers to be used for purchases and sales of each Portfolio's securities. There are no arrangements whatsoever, written or oral, relating to the allocation to specific brokers of orders for portfolio transactions. Consideration is given to those firms providing statistical and research services to the investment adviser, Gartmore, but it is generally not the policy of the Fund or any Portfolio, except the All Pro Portfolios, to pay higher brokerage commissions to a firm solely because it has provided such services. The subadvisers to the All Pro Portfolios are authorized to consider, in the selection of brokers and dealers to execute portfolio transactions, not only the available prices and rates of brokerage commissions but also other relevant factors which may include, without limitation, the execution capabilities of such brokers and dealers, research, custody and other services provided by such brokers and dealers that the subadviser believes will enhance its general portfolio management capabilities, the size of the transaction, the difficulty of execution, the operational facilities of such brokers and dealers, the risk to such a broker or dealer of positioning a block of securities, and the overall quality of brokerage and research services provided by such brokers and dealers. In connection with the foregoing, a subadviser to an All Pro Portfolio is specifically authorized to pay those brokers and dealers who provide brokerage and research services to the Portfolio, a higher commission than that charged by other brokers and dealers if the subadviser determines in good faith that the amount of such commission is reasonable in relation to the value of such services in terms of either the particular transaction or in terms of the subadviser's overall responsibilities with respect to the relevant Portfolio segment and to any other client accounts or portfolios that the subadviser advises. The execution of such transactions shall not be considered to represent an unlawful breach of any duty created by a subadvisory agreement or otherwise. Statistical and research services furnished by brokers typically include: analysts' reports on companies and industries, market forecasts, economic analyses and the like. Such services may tend to reduce the expenses of Gartmore and this has been considered in setting the advisory fees paid by the Fund.

During the period from January 1, 2001 to December 31, 2001, the Fund paid aggregate brokerage fees of $1,397,310.54, of which $481,708.53 was paid by All Pro Broad Equity Portfolio, $70,969.60 was paid by All Pro Large Cap Growth Portfolio, $51,298.30 was paid by All Pro Large Cap Value Portfolio, $249,450.58 was paid by All Pro Small Cap Growth Portfolio, $90,346.02 was paid by All Pro Small Cap Value Portfolio, $120,018.66 was paid by International Portfolio, $222,218.44 was paid by Mid Cap Growth Portfolio, and $96,020.02 was paid by the Balanced Portfolio. None of the other Portfolios paid any brokerage commissions for the period.

During the period from January 1, 2000 to December 31, 2000, the Fund paid aggregate brokerage fees of $1,040,041, of which $351,312 was paid by All Pro Broad Equity Portfolio, $76,657 was paid by All Pro Large Cap Growth Portfolio, $75,624 was paid by All Pro Large Cap Value Portfolio, $119,608 was paid by All Pro Small Cap Growth Portfolio, $81,803 was paid by All Pro Small Cap Value Portfolio, $159,863 was paid by International Portfolio, $117,108 was paid by Mid Cap Growth Portfolio, and $58,066 was paid by the Balanced Portfolio. None of the other Portfolios paid any brokerage commissions for the period.

During the period from January 1, 1999 to December 31, 1999, the Fund paid aggregate brokerage fees of $509,685, of which $370,690 was paid by All Pro Broad Equity Portfolio, $33,225 was paid by All Pro Large Cap Growth Portfolio, $35,256 was paid by All Pro Large Cap Value Portfolio, $29,265 was paid by All Pro Small Cap Growth Portfolio, $43,457 was paid by All Pro Small Cap Value Portfolio, $151,919 was paid by International Portfolio, $61,346 was paid by Mid Cap Growth Portfolio, and $55,610 was paid by the Balanced Portfolio. None of the other Portfolios paid any brokerage commissions for the period.

For the past three fiscal years, the Portfolios paid the following brokerage commissions to brokers that are affiliated persons of the Portfolio, the Fund, or an adviser or affiliated persons of such persons:

                                                               Aggregate Amount of Brokerage Commissions
                                                                          Paid for the Years Ended
                                                           ---------------------------------------------------
          Portfolio                      Broker                    2001                2000               1999
---------------------------------------------------------------------------------------------------------------
All Pro Broad Equity Portfolio  Sanford C. Bernstein &        $355,206.10           $0                     $0
                                Co., LLC
---------------------------------------------------------------------------------------------------------------
All Pro Large Cap Value         Sanford C. Bernstein &        $21,568.65            $29,367.22             $0
                                Co., LLC
---------------------------------------------------------------------------------------------------------------
Balanced Portfolio              Fred Alger & Co., Inc.        $84,026.02            $0                     $0
---------------------------------------------------------------------------------------------------------------


                                                                          % of Aggregate       % of Aggregate Dollar
                                                                       Brokerage Commissions    Amount of Brokerage
                                                                               Paid            Transactions with the
                                                                        for the Year Ended      Broker for the Year
             Portfolio                            Broker                 December 31, 2001     Ended December 31, 2001
----------------------------------------------------------------------------------------------------------------------
All Pro Broad Equity Portfolio      Sanford C. Bernstein & Co., LLC             73.74%                  59.87%
----------------------------------------------------------------------------------------------------------------------
All Pro Large Cap Value Portfolio   Sanford C. Bernstein & Co., LLC             42.05%                  32.12%
----------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                  Fred Alger & Co., Inc.                      87.51%                  89.25%
----------------------------------------------------------------------------------------------------------------------


           Broker                                                 Basis of Affiliation
--------------------------------------------------------------------------------------------------
Sanford C. Bernstein & Co., LLC                              Broker-Dealer Affiliate of Bernstein
--------------------------------------------------------------------------------------------------
Fred Alger & Co., Inc.                                       Broker-Dealer of Alger Management

                        DETERMINATION OF NET ASSET VALUE

As stated in the Prospectus, the Fund will offer and sell shares at each Portfolio's per share net asset value. The net asset value of the shares of each Portfolio (except Money Market Portfolio) of the Fund is determined as of the close of regular trading on the New York Stock Exchange on each day when the New York Stock Exchange is open for business for the day prior to the day on which a transaction is to be effected. The Money Market Portfolio's net asset value is determined once daily on each day the New York Stock Exchange and the Federal Reserve Bank both are open for business. Events affecting the values of the International Portfolio's securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Portfolio's calculation of net asset value unless it is deemed that the particular event would materially affect net asset value, in which case an adjustment will be made.

The New York Stock Exchange currently is open each day, Monday through Friday, except the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The Federal Reserve Bank is open each day, Monday through Friday, except the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of these days follow on a Saturday or Sunday, respectively.

The Fund's Board has specifically approved the use of a pricing service for debt securities with maturities generally exceeding one year. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institution size, trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when such assets are valued. For days having no exchange sales and for unlisted securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System. If no National Market System sales occur on that day, equity securities are valued at the last reported "bid" price, and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported "asked" price. Debt securities with maturities exceeding one year are valued on the basis of valuations furnished by a pricing service when such prices are believed to reflect such securities' fair value.

The value of a foreign security held by the International Portfolio is determined based upon its sale price on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open. Consequently, the net asset value calculation for the Portfolio may not occur contemporaneously with the determination of the most current market prices of the securities included in such calculation. In addition, the value of the net assets held by the Portfolio may be significantly affected on days when shares are not available for purchase or redemption.

Any assets that are denominated in a foreign currency are converted into U.S. dollar equivalents at the prevailing market rates as quoted by generally recognized reliable sources.

Money market instruments with a remaining maturity of 60 days or less held by any Portfolio, and all instruments held by Money Market Portfolio (including master demand notes) are valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During a period of declining interest rates, the daily yield on shares of Money Market Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost resulted in a lower aggregate portfolio value on a particular day, a prospective investor would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Use of the amortized-cost valuation method by Money Market Portfolio requires the Portfolio to maintain a dollar-weighted average maturity of 90 days or less and to only purchase obligations having remaining maturities of 397 days (13 months) or less, subject to certain maturity shortening provisions of Rule 2a-7. In addition, the Portfolio can invest only in obligations determined by the Board to present minimal credit risks. When an eligible security (described in the Prospectus) goes into default or has its rating downgraded thereby causing the security no longer to be an eligible security, the Board must promptly reassess whether this security presents a minimal credit risk and whether continuing to hold the security is in the Portfolio's best interest. In addition, as to certain types of investments, the Portfolio may invest only in obligations meeting the quality requirements spelled out in the Prospectus. Furthermore, investments in the securities of any one issuer may not exceed 5% of the Portfolio's total assets at the time of such purchase, nor may investments in "second-tier securities" (eligible securities which are not rated in the highest short term rating category by at least two nationally recognized statistical rating organizations (Rating Agencies) or one Rating Agency if it is the only Rating Agency rating that security or comparable unrated securities), exceed 5% of the Portfolio's total assets nor may investments in any one issuer exceed the greater of 1% of the Portfolio's total assets or $1 million. The Board has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include the review of that Portfolio's investment holdings by the Board, at such intervals as the Board may deem appropriate, to determine whether the net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share. If this deviation exceeds -1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to new or existing investors, the Board will take such corrective action as the Board regards as necessary and appropriate, including: the sale of Portfolio instruments prior to maturity; the withholding of dividends or payment of distributions from capital or capital gains; or redemptions of shares in kind or the establishment of a net asset value per share based upon available market quotations.

                              REDEMPTION OF SHARES

The Fund is required to redeem all full and fractional shares for cash at the net asset value per share next calculated after the Fund receives the redemption order. The Fund generally makes payment for shares redeemed within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which: (1) trading on the New York Stock Exchange is restricted or such exchange is closed for other than weekends and holidays; (2) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not reasonably practicable; and (3) the Securities and Exchange Commission by order permits postponement for the protection of shareholders.

                      FEDERAL TAX STATUS OF THE PORTFOLIOS

The following discussion of the federal tax status of the Portfolios is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action.

Each Portfolio is treated as a separate taxpayer for federal income tax purposes. Each Portfolio has elected to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company each year. If a Portfolio: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of the Portfolio's investment company taxable income (including, for this purpose, its net ordinary investment income and net realized short-term capital gain) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), (which each Portfolio intends to do), then under the provisions of Subchapter M, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) it distributes to shareholders (or treats as being "deemed distributed" to shareholders). Each Portfolio will be subject to federal income tax at the regular corporate rate for any amounts of investment company taxable income or net capital gain not distributed (or deemed distributed) to the shareholders.

A Portfolio must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gain from the sale or disposition of stock or securities (including gain from related investments in foreign currencies), and other income (including gain from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (2) at the close of each quarter of the Portfolio's taxable year, (a) at least 50% of the value of the Portfolio's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the Portfolio's total assets may consist of such other securities of any one issuer, and the Portfolio may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Portfolio must not invest more than 25% of the value of the Portfolio's total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Portfolio and that are engaged in the same or similar trades or businesses or related trades or businesses.

In addition, regulated investment companies generally must distribute in a timely manner the sum of (i) 98% of their ordinary income for each calendar year, (ii) 98% of their capital gain net income for the one-year period ending October 31 in that calendar year, and (iii) any income not distributed in prior years, in order to avoid a 4% nondeductible federal excise tax on certain undistributed income of regulated investment companies. This 4% federal excise tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts or certain employee benefit plans or trusts (the "Segregated Asset Account Exception"). Generally, each Portfolio will seek to avoid paying this 4% federal excise tax either by qualifying for the Segregated Asset Account Exception or by satisfying the annual distribution requirements.

Each of the Portfolios also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Portfolios. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Portfolio may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Portfolio may be required, for example, to alter its investment objectives.

The 817(h) requirements place certain limitations on the assets of each separate account (or underlying portfolio) that may be invested in securities of a single issuer. These limitations apply to each Portfolio's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

      - no more than 55% of the value of a Portfolio's total assets may be represented by any one investment
      - no more than 70% of such value may be represented by any two investments
      - no more than 80% of such value may be represented by any three investments
      - no more than 90% of such value may be represented by any four investments

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gain earned by a Portfolio investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the Portfolios to a reduced rate of tax or exemption from tax on this related income and gain. The effective rate of foreign tax cannot be determined at this time since the amount of the Portfolios' assets to be invested within various countries is not now known. The Portfolios each seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such a Portfolio bear the costs of any foreign tax, but are not able to claim a foreign tax credit or deduction for these foreign taxes.

A Portfolio's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gain and losses realized by the Portfolio (that is, may affect whether gain or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer losses of the Portfolio. These rules: (1) could affect the character, amount and timing of distributions to shareholders of a Portfolio, (2) could require such a Portfolio to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the Portfolio to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. To mitigate the effect of these rules and prevent its disqualification as a regulated investment company, each Portfolio seeks to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

If for any taxable year a Portfolio fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a Portfolio fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if a Portfolio fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Portfolio would be taxed on the investment earnings under their contracts and, thereby, lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Portfolios' investment advisers, and each Portfolio intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Portfolio than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Portfolio's investment sub-adviser might otherwise select.

As of December 31, 2001, the following Portfolios have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gain to the extent provided in the Code and regulations thereunder.

                                                       TOTAL                       EXPIRATION DATES:
                   PORTFOLIO                           AMOUNT                         DECEMBER 31,
-------------------------------------------------------------------------------------------------------
All Pro Large Cap Growth Portfolio                  $ 8,985,276                   $   188,133 in 2008;
                                                                                  $ 8,797,143 in 2009
All Pro Large Cap Value Portfolio                   $ 1,467,149                   $ 1,467,149 in 2008

All Pro Small Cap Growth Portfolio                  $17,239,407                   $ 2,434,545 in 2008;
                                                                                  $14,804,862 in 2009
Equity 500 Index Portfolio                          $ 3,873,898                   $ 3,873,898 in 2009

International Portfolio                             $   991,447                   $   991,447 in 2009

Balanced Portfolio                                  $ 2,174,493                   $ 2,174,493 in 2009

Bond Portfolio                                      $ 1,409,283                   $ 1,409,283 in 2008

Money Market Portfolio                              $        73                      $ 57 in 2005;
                                                                                     $  9 in 2007;
                                                                                     $  7 in 2009

If a Portfolio acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that Portfolio could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders. The Portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such Portfolios would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Portfolio to recognize taxable income or gain without the concurrent receipt of cash. Any Portfolio that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gain and losses realized by a Portfolio in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gain and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Portfolio's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Portfolio must derive at least 90% of its annual gross income.

Each Portfolio that invests in certain payment-in-kind investments, zero coupon securities, or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Portfolio elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because a Portfolio must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Portfolio may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

POLICYHOLDER TAXATION

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a Portfolio generally are not subject to federal income tax on Portfolio earnings or distributions or on gain realized upon the sale or redemption of Portfolio shares until they are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts. For information concerning the federal income tax consequences to any plan participants, see the summary plan description or contact your plan administrator.

                                 CAPITALIZATION

The Fund was originally incorporated in Maryland on March 21, 1985, and, as of the close of business on January 26, 2001, reorganized and redomesticated as a Delaware business trust. The Fund is authorized to issue an unlimited number of shares, which currently are divided into the following eleven series: the All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, International, Equity 500 Index, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios. The Fund may establish additional portfolios and may create one or more classes in any existing or new portfolio that has the descriptions, powers, and rights, and the qualifications, limitations as to dividends, and restrictions as the Board may determine at that time. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in the net assets of such Portfolio remaining after satisfaction of outstanding liabilities.

VOTING RIGHTS

As an investment company organized as a Delaware business trust, the Fund is not required to hold annual shareholders' meetings. The Board will call a shareholders' meeting whenever one or more of the following is required to be acted on by shareholders pursuant to the 1940 Act: (1) election of trustees; (2) approval of an investment advisory agreement in cases where the Fund does not have exemptive relief from the Securities and Exchange Commission pursuant to section 15 of the Act; (3) ratification of selection of independent accountants; or (4) approval of an underwriting agreement.

On any matter submitted to a vote of shareholders, each shareholder is entitled to one vote for each dollar (and a fractional vote for each fraction of a dollar) of net asset value standing in such shareholder's name on the books of each series in which such shareholder owns shares entitled to vote. Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of trustees can elect all of the trustees of the Fund if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any trustees.

Matters in which the interests of all the Portfolios are substantially identical (such as the election of trustees or the approval of independent public accountants) are voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of an investment advisory agreement) are voted on separately by the shareholders of each Portfolio for their Portfolio. Matters affecting only one Portfolio, (such as a change in its fundamental policies), are voted on separately by that Portfolio.

Matters requiring separate shareholder voting by a Portfolio shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolios; or (2) the matter has not been approved by a 1940 Act majority of the outstanding voting securities of the Fund.

                                 CODES OF ETHICS


The Fund's Board has adopted a code of ethics under Rule 17j-1 of the 1940 Act (the "Code of Ethics"). The Code of Ethics covers the conduct (including the personal securities transactions) of the Fund's independent trustees as well as of any employees of NLICA, including those employees who participate in the selection of Portfolio securities or who have access to information regarding the Fund's pending purchases and sales of Portfolio securities (collectively referred to as "Covered Persons"). The Board has also approved Gartmore's code of ethics under Rule 17j-1 (the "Gartmore Code of Ethics"). The Gartmore Code of Ethics covers the conduct and personal securities transactions of any officer, director, and employee of Gartmore, including Gartmore's Covered Persons. The Gartmore Code of Ethics also covers the conduct and personal securities transactions of any officer, director, and employee of Nationwide Financial, including Nationwide Financial's Covered Persons. 1717 Capital Management Company ("1717"), in 1717's capacity as the principal underwriter and distributor of the shares of interest offered and sold by the Fund, has adopted the Fund's Code of Ethics to cover the conduct and personal securities transactions of officers, directors, and employees of 1717, including 1717's Covered Persons.


In general, the Fund and Gartmore Codes of Ethics restrict purchases or sales of securities being purchased or sold or being considered for purchase or sale by the Fund by any Covered Persons (except employees who do not participate in the selection of a Portfolio's securities or have access to information regarding the Fund's pending purchases and sales of Portfolio securities) of the Fund, Gartmore, or 1717. Covered Persons are also prohibited from purchasing securities in an initial public offering and are also restricted in their purchases of private offerings of securities. The Code of Ethics also describes certain "blackout periods" during which: (1) no Covered Person, trustee, officer, or employee of the Fund may acquire ownership of a security on a day during which the Fund has a pending order to purchase or sell that same security; and (2) no person responsible for day-to-day portfolio management of any Portfolio shall purchase or sell any security within seven days after the Fund trades in such security. Certain specified transactions are exempt from the provisions of the Code of Ethics. Each of the subadvisers has adopted, and the Fund's Board has approved, a substantially similar code of ethics that the subadviser has represented contains provisions reasonably necessary to prevent its "access persons" (as defined in Rule 17j-1 under the 1940 Act) from engaging in the deceptive, manipulative, or fraudulent conduct prohibited by that rule. As required by Rule 17j-1, each subadviser also has certified that the subadviser has adopted procedures reasonably necessary to prevent the subadviser's access persons from violating the subadviser's code.

                             INVESTMENT PERFORMANCE

YIELD FOR THE MONEY MARKET PORTFOLIO

The Fund may, from time to time, publish the yield and effective yield of the Money Market Portfolio in advertisements, sales literature, and shareholder reports. "Current yield" is based upon the income that a hypothetical investment in shares of the Money Market Portfolio would earn over a stated seven-day period. This amount is then "annualized" by assuming that the amount of income generated over that week is generated each week over a 52-week period and is shown as a percentage of the investment. The Money Market Portfolio's "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Money Market Portfolio is assumed to be reinvested. For any stated period, the effective yield is slightly higher than the current yield because of the compounding effect of this resumed reinvestment.

The yield for the Money Market Portfolio is computed by: (1) determining the net change in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a seven-calendar-day period for which yield is to be quoted; (2) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (3) annualizing the results (that is, multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares less a hypothetical charge reflecting deductions from shareholder accounts, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Fund may calculate a compounded effective annualized yield by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting one.

The seven-day current yield and effective seven-day yield as of December 31, 2001, for shares of the Money Market Portfolio were 1.44% and 1.45%, respectively.

30-DAY YIELD

The Fund may, from time to time, publish a Portfolio's 30-day yield in advertisements, sales literature, and shareholder reports. The 30-day yield figures are calculated for a Portfolio according to a formula prescribed by the Securities and Exchange Commission. A Portfolio's yield is computed by dividing the net investment income per share earned during the specific one-month or 30-day period by the offering price per share on the last day of the period, according to the following formula:

                      a-b
          Yield = 2 [(---) + 1)(6) - 1]
                      cd

Where:

      a = dividends and interest earned during the period;

      b = expenses accrued for the period (net of reimbursements);

      c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

      d = the offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

In periods of declining interest rates, the yield will tend to be somewhat higher than prevailing market rates, and in periods of raising interest rates the yield will tend to be somewhat lower. In addition, when interest rates are falling, moneys received by a Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio's portfolio, thereby reducing the current yield of the Portfolio. In periods of raising interest rates, the opposite result can be expected to occur.

Yield information is useful in reviewing the performance of a Portfolio, but because yields fluctuate, this information cannot necessarily be used to compare an investment in shares of the Portfolio with bank deposits, savings accounts, and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Yield is a function of the kind and quality of the instruments in the Portfolio's portfolio, portfolio maturity, operating expenses, and market conditions. Yield information may be of limited use for comparative purposes because yield does not reflect charges imposed at the separate account level which, if included, would decrease the yield.

The 30-day yield for the period ended December 31, 2001, for shares of the Bond Portfolio was 4.6275%.

AVERAGE ANNUAL TOTAL RETURN

From time to time, the Fund may advertise a Portfolio's "average annual total return." A Portfolio's average annual total return quotation is computed in accordance with a method prescribed by Securities and Exchange Commission rules. The average annual total return for a Portfolio for a specified period is determined by assuming a hypothetical $10,000 investment in the Portfolio's shares on the first day of the period at the then-effective net asset value per share ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the nth root ("n" representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gain dividends by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period.

The average annual total return can be expressed by the following formula:

                                P(1 + T)(n) = ERV

Where:

      P      =      a hypothetical initial payment of $1,000;
      T      =      average annual total return;
      n      =      number of years; and

      ERV    =      Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion).

The ERV assumes complete redemption of the hypothetical investment at the end of the 1-, 5-, or 10-year period.

                                                 AVERAGE ANNUAL TOTAL RETURN FOR PERIODS
                                                        ENDING DECEMBER 31, 2001
                                     ---------------------------------------------------------------
                                                 FIVE       TEN        SINCE
                                     ONE YEAR    YEARS     YEARS     INCEPTION      INCEPTION DATE
                                     --------    -----     -----     ---------      --------------
All Pro Broad Equity Portfolio       -12.84%      6.82%     9.87%      11.24%      December 12, 1985

All Pro Large Cap Growth

Portfolio                            -21.70%       N.A.      N.A.      -1.76%            May 4, 1998

All Pro Large Cap Value Portfolio     -0.74%       N.A.      N.A.       0.40%            May 4, 1998

All Pro Small Cap Growth

Portfolio                            -15.92%       N.A.      N.A.       6.24%            May 4, 1998

All Pro Small Cap Value Portfolio     12.80%       N.A.      N.A.       0.93%            May 4, 1998

Equity 500 Index Portfolio           -12.24%       N.A.      N.A.      -9.79%       February 7, 2000

International Portfolio              -12.20%      5.94%     7.91%       7.47%       November 1, 1991

Mid Cap Growth Portfolio              -3.36%     15.19%    11.63%      14.20%            May 1, 1989

Balanced Portfolio                    -7.02%      6.81%     9.03%       8.46%      December 12, 1985

Bond Portfolio                         7.40%      6.16%     6.30%       7.26%      December 12, 1985

Money Market Portfolio                 3.64%      5.06%     4.56%       5.49%      December 12, 1985

AGGREGATE TOTAL RETURN

The Fund may also publish "aggregate total return" figures in advertisements, sales literature, and shareholder reports. A Portfolio's aggregate total return for a specific period is calculated by first taking an investment (assumed to be $10,000) in the Portfolio's shares on the first day of the period at the then effective net asset value per share ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The aggregate total return percentage is then determined by subtracting the initial investment from the ending value and dividing the difference by the initial investment and expressing the result as a percentage. This calculation assumes that all income and capital gain dividends by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period. Aggregate total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Aggregate total return represents the cumulative change in the value of an investment for the specified period and is computed by the following formula:

      Aggregate Total Return = ERV - P
                               -------
                                  P

Where:

      P = a hypothetical initial payment of $1,000; and

      ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of the 1-, 5-, or 10-year period (or fractional portion), assuming reinvestment of all dividends and distributions.

Yield and total return figures are based on historical performance and are not intended to indicate future performance. The rate of return for a Portfolio is not the rate of return of a corresponding subaccount of a separate account of NLICA or NLACA. Average annual total returns, total returns, and yields of such subaccounts reflect the deduction of variable contract charges, including a mortality and expense risk charge, and, when calculated for corresponding periods, are lower. Variable contract holders should consult the prospectus for their contract for subaccount performance figures.

COMPARATIVE PERFORMANCE

In addition to the comparative performance information included in the Prospectus and otherwise quoted in sales and advertising materials, the Fund may compare a Portfolio's performance with: (a) the performance of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds; (b) various unmanaged or market-value weighted indices, including the Wilshire 5000 Index, Wilshire Large Growth Index, Wilshire Large Value Index, Wilshire Small Growth Index, Wilshire Small Value Index, S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, Far East Index, Russell 2000 Index, S&P MidCap 400 Index, Lehman Aggregate Bond Index, Salomon Smith Barney 3-Month Treasury Bill Index, and the Dow Jones Industrial Average; or (c) other appropriate indices of investment securities or with data developed by Gartmore derived from those indices.

Each Portfolio may also publish the Portfolio's distribution rate and/or the Portfolio's effective distribution rate. A Portfolio's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Portfolio's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Portfolio's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Portfolio's last monthly distribution. A

Portfolio's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Portfolio during the month.

Other data that may be advertised or published about a Portfolio include the average portfolio quality, the average portfolio maturity, and the average portfolio duration.

                                 OTHER SERVICES

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


As of October 1, 2002, pursuant to a transfer agent and dividend disbursing agent agreement with the Fund, GISI, a wholly-owned subsidiary of GSA, located at 1200 River Road, Conshohocken, PA 19428, serves as the Fund's transfer agent and dividend disbursing agent.

As of October 1, 2002, BISYS provides certain transfer agency services to the Fund pursuant to the sub-service agreement between GSA and BISYS. (See "Fund Accounting and Administrative Services" above.) Prior to October 1, 2002, BISYS served as the Fund's transfer agent and dividend disbursing agent pursuant to a services agreement directly with the Fund.


CUSTODIAN

Fifth Third Bank, located at 511 Walnut Street, Cincinnati, Ohio 45263, maintains custody of the Fund's assets. Fifth Third Bank is responsible for holding all securities and cash of each Portfolio, receiving and paying for securities purchased, delivering securities sold against payment, and receiving and collecting income from investments, making all payments covering expenses of the Fund, all as directed by persons authorized by the Fund. Fifth Third Bank does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Portfolios or the Fund. Portfolio securities of the Portfolios purchased domestically are maintained in the custody of Fifth Third Bank and may be entered into the Federal Reserve, Depository Trust Company, or Participant's Trust Company book entry systems. Portfolio securities purchased outside the United States are maintained in the custody of various foreign branches of Fifth Third Bank and such other custodians or subcustodians, including foreign banks and foreign securities depositories, as are approved by the board of trustees of the Fund, in accordance with regulations under the 1940 Act.

The Board reviews, at least annually, whether it is in the best interest of the Portfolio and its shareholders to maintain Portfolio assets in each custodial institution. However, with respect to foreign subcustodians, there can be no assurance that the Portfolio and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians, or application of foreign law to the Portfolio's foreign subcustodian arrangements. Accordingly, an investor should recognize that the noninvestment risks involved in holding assets abroad may be greater than those associated with investing in the U.S.

INDEPENDENT ACCOUNTANTS

The firm of PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, Philadelphia, Pennsylvania 19103, has been selected to serve as the Fund's independent accountants.


The audited financial statements for the calendar year ended December 31, 2001, incorporated herein by reference, for the All Pro Portfolios and Equity 500 Index, International, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios, and the financial highlights included in the Prospectuses, were audited by PricewaterhouseCoopers LLP, independent accountants, and are included in reliance upon the report of this firm given on their authority as experts in accounting and auditing.


LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters pertaining to federal securities laws applicable to the Fund.

UNDERWRITERS

1717 serves, without compensation from the Fund, as the Fund's principal underwriter, pursuant to an agreement with the Fund. Under the terms of the agreement, 1717 is not obligated to sell any specific number of shares. 1717 has authority, pursuant to the agreement, to enter into similar contracts with other insurance companies and with other entities registered as broker-dealers under the Securities Exchange Act of 1934.

ADDITIONAL INFORMATION

This Statement of Additional Information and the Prospectuses do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the 1940 Act, to which reference is hereby made.

                              FINANCIAL STATEMENTS


The Annual Report dated December 31, 2001, which either accompanies this SAI or has previously been provided to the person to whom this SAI is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the Letter to Variable Life Policyholders and Variable Annuity Contractholders included in the Annual Report.

The Semi-Annual Report dated June 30, 2002, which either accompanies this SAI or has previously been provided to the person to whom this SAI is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the Letter to Variable Life Policyholders and Variable Annuity Contractholders included in the Semi-Annual Report.

   APPENDIX TO THE STATEMENT OF ADDITIONAL INFORMATION FOR MARKET STREET FUND,
                                DATED MAY 1, 2002

                   DESCRIPTION OF MONEY MARKET INSTRUMENTS AND

                        COMMERCIAL PAPER AND BOND RATINGS

U.S. GOVERNMENT SECURITIES: These are obligations issued by or guaranteed as to interest and principal by the government of the United States or any agency or instrumentality thereof. They may include instruments that are supported by the full faith and credit of the United States, such as Treasury Bills, Notes and Bonds; instruments that are supported by the right of the issuer to borrow from the Treasury, such as Home Loan Bank securities; and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds.

BANK OBLIGATIONS: These are obligations (including certificates of deposit, time deposits, and bankers' acceptances) of: (1) domestic banks (including savings banks) and foreign branches of domestic banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") and have total assets of at least $1 billion; (2) domestic banks and foreign branches thereof and savings and loan associations that have less than $1 billion of total assets where the principal amount of the obligation is insured in full by the FDIC. No more than 10% of the Portfolio's assets may be invested in obligations of institutions in category (2).

Certificates of Deposit generally are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90, or 180 day intervals ("coupon dates") based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Typically, dealers selling variable rate certificates of deposit agree to repurchase such instruments, at the purchaser's option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers. Such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. Variable rate certificates of deposit may be sold in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate at the time of issue than comparable fixed rate certificates of deposit.

Bankers' Acceptances are short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. These instruments reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

REPURCHASE AGREEMENTS: Repurchase agreements with (1) banks or (2) government securities dealers recognized as primary dealers by the Federal Reserve System, provided that:

      (a) at the time the repurchase agreement is entered into, and throughout the duration of the repurchase agreement, the collateral has a market value at least equal to the value of the repurchase agreement;

      (b) the collateral consists of government securities or instruments rated in the highest rating category by at least two nationally recognized statistical rating organizations; and

      (c) the maturity of the repurchase agreement does not exceed 30 days.

COMMERCIAL PAPER: Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.

OTHER CORPORATE DEBT OBLIGATIONS: Money Market corporate debt obligations are outstanding nonconvertible corporate debt obligations that were not issued as short-term obligations but have remaining maturities of 397 days or less and that, at the date of investment, are rated "AA" or better by S&P or "Aa" or better by Moody's.

      The Money Market Portfolio will only invest in instruments denominated in U.S. dollars that Gartmore Mutual Fund Capital Trust ("Gartmore"), under the supervision of the Market Street Fund's Board of Trustees, determines present minimal credit risks and are, at the time of acquisition, either:

      (1) rated in the two highest rating categories by at least two Rating Agencies, or by only one Rating Agency if only one Rating Agency has issued a rating with respect to the instrument; or

      (2) in the case of an unrated instrument, determined by Gartmore under the supervision of the Board to be of comparable quality to the above; or

      (3) issued by an issuer that has received a rating of the type described in (1) above on other securities that are comparable in priority and security to the instrument.

All of the Money Market Portfolio's money market instruments mature in 397 days (13 months) or less. The average maturity of the Portfolio's portfolio securities based on their dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the Portfolio will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable.

COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"). Commercial paper merits a "Prime" rating upon Moody's evaluation of many factors, including: (1) the issuer's management; (2) the issuer's industry or industries and the speculative-type risks that may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings for a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the issuer's management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper attains a "Prime-1," "Prime-2," or "Prime-3" rating from Moody's.

      "Prime-1" indicates a superior ability for repayment of senior short-term debt obligations. Issuer repayment ability is based in part on: (1) leading market positions in well-established industries; (2) a high of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternative liquidity.

      "Prime-2" indicates a strong ability for repayment of short-term debt obligations. Issuer repayment ability is normally evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be subject to more variation than "Prime-1." Capitalization characteristics, while still appropriate, may be affected more by external conditions than "Prime-1." Ample alternative liquidity is maintained.

STANDARD & POOR'S RATING GROUP ("S&P"). S&P rates commercial paper based on the likelihood of the repayment of debt. S&P uses the following characteristics to rate commercial paper: (1) liquidity ratios adequate to meet cash requirements;
(2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) the issuer's industry is well-established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated "A-1," "A-2," or "A-3."

      "A-1" indicates that the degree of safety regarding timely payment is very strong. "A-1" issues determined to possess overwhelming safety characteristics are designated with a plus (+) sign.

      "A-2" indicates the capacity for timely payment on issues is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

FITCH INVESTORS SERVICE INC. ("FITCH"). Fitch's commercial paper ratings reflect Fitch's current appraisal of degree of assurance of timely payment of debt. Fitch rates commercial paper as "F-1," "F-2," or "F-3." An "F-1" rating indicates the best capacity for timely payment of financial commitments. An "F-2" rating reflects a satisfactory capacity for timely payment of financial commitments, however the margin of safety is less than commercial paper rated "F-1." Fitch may modify "F-1" ratings with a plus (+) or minus (-) sign to denote relative status within the rating category.

CORPORATE BOND RATINGS

MOODY'S. Moody's assigns an "Aaa" rating only to the best quality bonds. These bonds, commonly known as "gilt edged," carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

While the various protective elements are likely to change, such changes are not likely to impair the fundamentally strong position of such issues.

      Bonds rated "Aa" are high quality by all standards. Together with the "Aaa" group, "Aa" bonds comprise what are generally known as high-grade bonds. They are rated lower than "Aaa" bonds because of their smaller margins of protection or the fluctuation of protective elements may be of greater amplitude or there may be other elements present making long-term risks appear somewhat larger than in "Aaa" securities.

      Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Bonds rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. "Baa" bonds lack outstanding investment characteristics and have speculative characteristics.

      Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured as higher rated bonds. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes "Ba" bonds.

      Bonds rated "B" generally lack desirable investment characteristics. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Bonds rated "Caa" are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

      Bonds rated "Ca" represent obligations which are highly speculative. These issues are often in default or have other marked shortcomings.

      Bonds rated "C" are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's modifies corporate bond ratings numerically with a "1," "2," or "3" in each generic classification from Aa through Caa. The modifier "1" indicates that the bond ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

S&P. S&P assigns an "AAA" rating to bonds with an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a very strong capacity to pay interest and repay principal, qualify as high-quality debt obligations, and differ from "AAA" issues in most instances only in small degree. Bonds rated "A" also have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher categories.

      Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas, they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Bonds rated "BB", "B", "CCC", "CC", and "C", are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

      Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      Bonds rated "CCC" are currently vulnerable to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

      Bonds rated "C" are currently highly vulnerable to nonpayment. They may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments continue.

      Bonds are rated "D" when the issue has failed to pay one or more of its financial obligations (rated or unrated) when it came due. The "D" rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.

      S&P modifies ratings with a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings from "AA" to "CCC" may be modified with a plus (+) or minus (-) sign.

                            PART C. OTHER INFORMATION

      ITEM 23. Exhibits

      The following exhibits are filed with this post-effective amendment or are incorporated by reference to a prior filing, as noted in the exhibit:

(a)      Declaration of Trust of Market Street Fund (the "Fund") (7)

(b)      Bylaws of the Fund (7)

(c)      Inapplicable

(d)(1) Form of Interim Investment Advisory Agreement between the Fund and Gartmore Mutual Fund Capital Trust ("GMF") respecting all Portfolios, filed herewith

(d)(2) Form of Investment Advisory Agreement between the Fund and GMF respecting all Portfolios, filed herewith

(d)(3) Form of Interim Investment Management Consulting Agreement between GMF and Wilshire Associates Incorporated respecting the All Pro Portfolios and Bond Portfolio, filed herewith

(d)(4) Form of Investment Management Consulting Agreement between GMF and Wilshire Associates Incorporated respecting the All Pro Portfolios and Bond Portfolio, filed herewith

(d)(5) Form of Interim Investment Subadvisory Agreement between GMF and Subadvisers, filed herewith

(d)(6) Form of Investment Subadvisory Agreement between GMF and Subadvisers, filed herewith

(e)(1) Form of Distribution Agreement between the Fund and 1717 Capital Management Company, filed herewith

(f)      Inapplicable

(g)(1)   Form of Custody Agreement between the Fund and Fifth Third Bank (11)

(g)(2) Form of Amendment to Custody Agreement between the Fund and Fifth Third Bank (11)

(g)(3) Form of Global Custody Addendum to Custody Agreement between the Fund and Fifth Third Bank (11)

(g)(4) Form of Foreign Custody Manager Agreement between the Fund and Fifth Third Bank (11)

(g)(5) Form of Amendment to Foreign Custody Manager Agreement between the Fund and Fifth Third Bank (11)

(h)(1) Form of Administrative Agreement between the Fund and Gartmore SA Capital Trust ("GSA"), filed herewith, filed herewith

(h)(2) Form of Transfer Agent and Dividend Disbursing Agent Agreement between the Fund and Gartmore Investors Services, Inc., filed herewith

(h)(3) Form of Administrative Services Agreement between the Fund and Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company), filed herewith

(h)(4) Form of Administrative Services Agreement between the Fund and Nationwide Life and Annuity Company of America (formerly, Providentmutual Life and Annuity Company of America), filed herewith

(h)(5) Form of Sub-Service Agreement between GSA and BISYS Fund Services Ohio, Inc. ("BISYS"), filed herewith

(h)(6) Form of Reimbursement Agreement between the Fund and GMF, filed herewith

(h)(7) Form of Participation Agreement among the Fund, Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company), and 1717 Capital Management Company, filed herewith

(h)(8) Form of Participation Agreement among the Fund, Nationwide Life and Annuity Company of America (formerly, Providentmutual Life and Annuity Company of America), and 1717 Capital Management Company, filed herewith

(h)(9) Participation Agreement among the Fund, National Life Insurance Company, and 1717 Capital Management Company [to be filed by amendment]

(i)(1)   Opinion and Consent of Adam Scaramella, Esq. (1)

(i)(2)   Opinion of James G. Potter, Jr., Esq. (5)

(i)(3)   Opinion and Consent of James Bernstein, Esq. (10)

(j)(1)   Consent of Sutherland Asbill & Brennan LLP, filed herewith

(j)(2)   Consent of PricewaterhouseCoopers LLP, filed herewith

(k)      Inapplicable

(l)(1)   Investment Letter from National Life Insurance Company (3)

(m)      Inapplicable

(n)      Inapplicable

(o)(1)   Power of Attorney for Alan Gart (11)

(o)(2)   Power of Attorney for A. Gilbert Heebner (11)

(o)(3)   Power of Attorney for Leo Slack (11)

(p)(1)   Code of Ethics for the Fund, MSIM, and 1717 Capital Management Company
         (11)

(p)(2)   Code of Ethics for Alliance Capital Management L.P. (7)

(p)(3)   Code of Ethics for The Boston Company Asset Management, LLC (7)

(p)(4)   Code of Ethics for Fred Alger Management Inc. (7)

(p)(5)   Code of Ethics for Geewax, Terker & Co. (7)

(p)(6)   Code of Ethics for Husic Capital Management (7)

(p)(7)   Code of Ethics for Lee Munder Investments, Ltd. (7)

(p)(8)   Code of Ethics for Mellon Equity Associates, LLP (7)

(p)(9)   Code of Ethics for Reams Asset Management Company, LLC (7)

(p)(10)  Code of Ethics for Sanford C. Bernstein & Co., LLC (7)

(p)(11) Code of Ethics for SSgA Funds Management, Inc. (formerly, "State Street Global Advisors") (7)

(p)(12) Code of Ethics for Sterling Capital Management LLC (formerly, "Sterling Capital Management Company") (7)

(p)(14)  Code of Ethics for Western Asset Management Company (7)

(p)(15)  Code of Ethics for Wilshire Associates Incorporated, (11)

(p)(16)  Code of Ethics for GMF, filed herewith


----------

      (1) Incorporated herein by reference to Post-Effective Amendment No. 19 filed with the Securities and Exchange Commission on April 24, 1998, File No. 2-98755.

      (2) Incorporated herein by reference to Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on February 28, 1996, File No. 2-98755.

      (3) Incorporated herein by reference to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on March 19, 1996, File No. 2-98755.

      (4) Incorporated herein by reference to Post-Effective Amendment No. 16, filed with the Securities and Exchange Commission on February 21, 1997, File No. 2-98755.

      (5) Incorporated herein by reference to Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on August 3, 1999, File No. 2-98755.

      (6) Incorporated herein by reference to Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on April 22, 1999, File No. 2-98755.

      (7) Incorporated herein by reference to Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on November 2, 2000, File No. 2-98755.

      (8) Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 19, 2000, File No. 2-98755.

      (9) Incorporated herein by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on January 26, 2001, File No. 2-98755.

      (10) Incorporated herein by reference to Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on April 25, 2001, File No. 2-98755.

      (11) Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on April 26, 2002, File No. 2-98755

      ITEM 24. Persons Controlled by or Under Common Control with Registrant


      Currently, shares of the Fund are sold to separate accounts of Nationwide Life Insurance Company of America ("NLICA") (formerly known as Provident Mutual Life Insurance Company), and Nationwide Life and Annuity Company of America ("NLACA") (formerly known as Providentmutual Life and Annuity Company of America), and may be sold to separate accounts of other insurance companies, to fund the benefits under variable life insurance policies and variable annuity contracts issued or assumed by NLICA or NLACA.

      No person has the direct or indirect power to control NLICA, except insofar as he or she may have such power by virtue of his or her capacity as a director or executive officer thereof. NLICA is a stock insurance company and a wholly-owned subsidiary of Nationwide Financial Services, Inc. NLACA is a wholly-owned subsidiary of NLICA.


      Persons controlled by or under common control with the registrant follow:

                                                          PERCENT OF VOTING
NAME                                     JURISDICTION     SECURITIES OWNED                       PRINCIPAL BUSINESS
Nationwide Life Insurance Company of     Pennsylvania     Mutual Company                         Life & Health Insurance
   America ("NLICA")*

Nationwide Life and Annuity Company of   Delaware         Ownership of all voting securities     Life & Health Insurance
   America ("NLACA")*                                     by PMLIC

Nationwide Life Insurance Company of     Delaware         Ownership of all voting securities     Life & Health Insurance
   Delaware                                               by PMLIC

Providentmutual Holding Company          Pennsylvania     Ownership of all voting securities     Holding Company
   ("PHC")*                                               by PMLIC

1717 Capital Management Company*         Pennsylvania     Ownership of all voting securities     Broker/Dealer and Investment
                                                          by PHC                                 Adviser

1717 Brokerage Services Inc. ("1717      Pennsylvania     Ownership of all voting securities     Insurance Agency
   BSI")                                                  by PHC

Market Street** Investment Management    Pennsylvania     Ownership of all voting securities     Investment Adviser
   Company*                                               by PHC

Washington Square Administrative         Pennsylvania     Ownership of all voting securities     Administrative Services
   Services, Inc.*                                        by PHC

Institutional Concepts, Inc.*            New York         Ownership of all voting securities     Inactive
                                                          by PHC

Provestco, Inc.*                         Delaware         Ownership of all voting securities     Real Estate Investment
                                                          by PHC

PNAM, Inc.*                              Delaware         Ownership of all voting securities     Holding Company
                                                          by PHC

Sigma American Corporation ("Sigma")*    Delaware         Ownership of 80.2% voting securities   Investment Management and Advisory
                                                          by PHC and 19.8% by PMLIC              Services

Provident Mutual Management Co., Inc.*   Delaware         Ownership of all voting securities     Investment Management and Advisory
   ("PMCI")                                               by Sigma                               Services

Software Development Co.*                Delaware         Ownership of all voting securities     Inactive
                                                          by PHC

Four P Finance Company                   Pennsylvania     Ownership of all voting securities     Inactive
                                                          by PHC

RCMD Financial Services, Inc. ("RCMD")   Delaware         Ownership of all voting securities     Holding Company
                                                          by PHC

1717 Advisory Services, Inc.             Pennsylvania     Ownership of all voting securities     Inactive
                                                          by RCMD Financial Services

Providentmutual Distributors, Inc.       Delaware         Ownership of all voting securities     Inactive
                                                          by Sigma

RF Advisers, Inc.                        Pennsylvania     Ownership of all voting securities     Inactive
                                                          by Sigma

Delfi Realty Corporation                 Delaware         Ownership of all voting securities     Inactive
                                                          by Sigma

                                                          PERCENT OF VOTING
NAME                                     JURISDICTION     SECURITIES OWNED                       PRINCIPAL BUSINESS
Providentmutual Financial Services,      Delaware         Ownership of all voting securities     Investment Management and Advisory
   Inc.                                                   by PMCI                                Services

1717 Insurance Agency of                 Massachusetts    Ownership of all voting securities     Insurance Agency
   Massachusetts, Inc.                                    by 1717 BSI

1717 Insurance Agency of Texas, Inc.     Texas            Affiliate                              Insurance Agency

----------

*     File Consolidated Financial Statements.

**    Formerly, Providentmutual Investment Management Company.

ITEM 25. Indemnification

Under the Fund's Declaration of Trust and the Bylaws, and as permitted under Delaware law, with respect to any proceedings against a present or former trustee, officer, agent or employee ("trust representative") of the registrant, except a proceeding brought by or on behalf of the registrant, the registrant may indemnify the trust representative against expenses, including attorneys' fees and judgments, fines, and amounts paid in settlement actually and reasonably incurred by the trust representative in connection with the proceeding, if: (1) he or she acted in good faith and in a manner the representative reasonably believed to be in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the registrant; and (2) with respect to any criminal proceeding, he or she had no reasonable cause to believe the conduct was unlawful. The registrant is also authorized under the Declaration of Trust to indemnify a trust representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the registrant.

The Fund's Declaration of Trust and Bylaws preclude indemnification for "disabling conduct" (willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office) and set forth reasonable and fair means for determining whether indemnification shall be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a determination, based on a review of the facts, that indemnification of the trust representative is proper under the circumstances because her or she has met the standard of conduct under the applicable sections of the Declaration of Trust and the Bylaws.

Such determination shall be made (a) by a final decision on the merits (including, but not limited to, a dismissal for insufficient evidence of any disabling conduct) by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, by a reasonable determination, based upon a review of the facts, that such person was not liable by reason of disabling conduct: (1) by the vote of a majority of Trustees present at any meeting at which a quorum is present who are neither interested person of the Trust as the term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), nor parties to such action, suit, or proceeding; or (2) by independent legal counsel in a written opinion; or (3) by any other reasonable and fair means not inconsistent with any of the above.

ITEM 26. Business and Other Connections of Investment Adviser


Gartmore Mutual Fund Capital Trust, ("GMF"), investment adviser to the Fund, also serves as investment adviser to the Gartmore Variable Insurance Trust and Gartmore Mutual Funds. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder, and the officers of GMF are as follows:



     NAME AND ADDRESS             POSITION WITH GMF                 CURRENT OTHER CONNECTIONS
     ----------------             -----------------                 -------------------------
Joseph J. Gasper             N/A                                 Director, President and Chief
                                                                 Operating Officer  Nationwide
                                                                 Life Insurance Company
                                                                 Nationwide Life and Annuity
                                                                 Insurance  Company
                                                                 Nationwide Financial Services, Inc.

                                                                 Director and Chairman of the Board
                                                                 Nationwide Investment Services Corp

                                                                 Director and Vice Chairman
                                                                 NorthPointe Capital, LLC
                                                                 Gartmore Global Investments, Inc.
                                                                 Nationwide Global Holdings, Inc.

                                                                 Director
                                                                 Leben Direkt Insurance Company

                                                                 Trustee and Chairman
                                                                 Gartmore Variable Insurance Trust
                                                                 Gartmore Mutual Funds

Donna A. James               N/A                                 Director and Executive Vice
                                                                 President
                                                                 Gartmore Global Investments, Inc.

                                                                 Executive Vice President;
                                                                 Chief Administrative Officer
                                                                 Nationwide Mutual Insurance Company
                                                                 Nationwide Financial Services Inc.

W. G. Jurgensen              N/A                                 Chief Executive Officer and Director
                                                                 Nationwide Mutual Insurance Company
                                                                 Nationwide Financial Services, Inc.
                                                                 Cal Farm Insurance Company
                                                                 Farmland Mutual Insurance Company
                                                                 Nationwide Mutual Fire Insurance Company
                                                                 Nationwide Property and Casualty
                                                                 Insurance Company

     NAME AND ADDRESS             POSITION WITH GMF                 CURRENT OTHER CONNECTIONS
     ----------------             -----------------                 -------------------------
                                                                 Chairman and Chief Executive
                                                                 Officer Nationwide General
                                                                 Insurance Company Nationwide
                                                                 Indemnity Company
                                                                 Gartmore Global Investments, Inc.
                                                                 Nationwide Investment Services
                                                                 Corporation

                                                                 Chairman
                                                                 NorthPointe Capital, LLC
                                                                 Nationwide Securities, Inc

Galen Barnes                 N/A                                 Director
                                                                 Scottsdale Insurance Company
                                                                 Gartmore Global Investments, Inc.

                                                                 Director  and Chairman of the Board
                                                                 ALLIED Property and Casualty
                                                                 Insurance Company

                                                                 President and CEO
                                                                 Nationwide Mutual Insurance Company
                                                                 Nationwide Mutual Fire
                                                                 Insurance Company
                                                                 Nationwide Property and
                                                                 Casualty Insurance  Company

                                                                 Executive Vice President
                                                                 Nationwide Financial Services, Inc.
                                                                 Nationwide Life Insurance Company
                                                                 Nationwide Life and Annuity
                                                                 Insurance Company

Michael C. Keller            N/A                                 Director, Executive Vice
                                                                 President- Chief Information Officer
                                                                 Nationwide Mutual Insurance Company
                                                                 Nationwide Mutual Fire
                                                                 Insurance Company
                                                                 Nationwide Financial Services, Inc.

Paul J. Hondros              President and Chief Executive       Director, President and Chief
                             Officer                             Executive Officer
                                                                 Gartmore Investors Services, Inc.
                                                                 NorthPointe Capital, LLC
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore Morley Financial Services, Inc.
                                                                 Gartmore Distribution Services, Inc.

                                                                 President and Chief Executive Officer
                                                                 Gartmore SA Capital Trust
                                                                 Gartmore Global Asset
                                                                 Management Trust

Robert A. Oakley             N/A                                 Executive Vice President-Chief
                                                                 Financial Officer
                                                                 Nationwide Mutual Insurance Company
                                                                 Nationwide Mutual Fire
                                                                 Insurance Company
                                                                 Nationwide General Insurance Company
                                                                 Nationwide Property and
                                                                 Casualty Insurance Company
                                                                 Nationwide Life Insurance Company
                                                                 Nationwide Life and Annuity
                                                                 Insurance Company
                                                                 CalFarm Insurance Company
                                                                 Farmland Mutual Insurance Company
                                                                 Nationwide Financial Services, Inc.
                                                                 Nationwide Investment
                                                                 Services Corporation
                                                                 Scottsdale Insurance Company

                                                                 Executive Vice President,
                                                                 Chief Financial Officer  and Director
                                                                 Nationwide Global Holdings, Inc.
                                                                 Nationwide Securities, Inc.
                                                                 Gartmore Global Investments, Inc.

     NAME AND ADDRESS             POSITION WITH GMF                 CURRENT OTHER CONNECTIONS
     ----------------             -----------------                 -------------------------
                                                                 Director NGH Luxembourg, S.A.

James R. Donatell            Executive Vice President - Sales,   Executive Vice President -
                             Marketing, and Distribution         Sales, Marketing, and
                                                                 Distribution
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore SA Capital Trust
                                                                 Gartmore Global Asset
                                                                 Management Trust

                                                                 Executive Vice President - Sales,
                                                                 Marketing, and Distribution
                                                                 and Director
                                                                 Gartmore Distribution Services, Inc.

Young D. Chin                Chief Investment Officer U.S        Chief Investment Officer U.S
                                                                 Gartmore SA Capital Trust
                                                                 NorthPointe Capital, LLC
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore Global Asset
                                                                 Management Trust
                                                                 Gartmore Distribution
                                                                 Services, Inc.

Craig Andrews                Senior Vice President - Marketing   Senior Vice President -
                             and Public Communications           Marketing and Public
                                                                 Communications
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore SA Capital Trust
                                                                 Gartmore Global Asset
                                                                 Management Trust
                                                                 Gartmore Distribution
                                                                 Services, Inc.

Kevin S. Crossett            Vice President - Associate          Vice President - Associate
                             General Counsel                     General Counsel
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore SA Capital Trust
                                                                 Nationwide Mutual Insurance Company
                                                                 Nationwide Mutual Fire
                                                                 Insurance Company
                                                                 Nationwide Life Insurance Company
                                                                 Nationwide Life and  Annuity
                                                                 Insurance Company
                                                                 NorthPointe Capital, LLC
                                                                 Gartmore Morley Financial
                                                                 Services, Inc.
                                                                 Gartmore Distribution
                                                                 Services, Inc.
                                                                 Gartmore Global Asset
                                                                 Management Trust

                                                                 Secretary
                                                                 Gartmore Mutual Funds
                                                                 Gartmore Variable  Insurance Trust

Christopher P. Donigan       Vice President  - Human Resources   Vice President  - Human Resources
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore SA Capital Trust
                                                                 Gartmore Distribution
                                                                 Services, Inc.
                                                                 Gartmore Global Asset
                                                                 Management Trust

Glenn W. Soden               Associate Vice President and        Associate Vice President and
                             Secretary                           Secretary
                                                                 Gartmore SA Capital Trust
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore Global Asset
                                                                 Management Trust
                                                                 Gartmore Distribution
                                                                 Services, Inc.

Carol L. Dove                Assistant Treasurer                 Assistant Treasurer
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore SA Capital Trust
                                                                 Gartmore Distribution
                                                                 Services, Inc.
                                                                 Gartmore Global Asset
                                                                 Management Trust

Michael D. Maier             Assistant Treasurer                 Assistant Treasurer
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore SA Capital Trust
                                                                 Gartmore Distribution
                                                                 Services, Inc.
                                                                 Gartmore Global Asset
                                                                 Management Trust

     NAME AND ADDRESS             POSITION WITH GMF                 CURRENT OTHER CONNECTIONS
     ----------------             -----------------                 -------------------------
John F. Delaloye             Assistant Secretary                 Assistant Secretary
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore SA Capital Trust
                                                                 Gartmore Distribution
                                                                 Services, Inc.
                                                                 Gartmore Global Asset
                                                                 Management Trust

Gerald J. Holland            Chief Administrative Officer        Chief Administrative Officer
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore SA Capital Trust
                                                                 Gartmore Distribution
                                                                 Services, Inc.
                                                                 Gartmore Global Asset
                                                                 Management Trust

                                                                 Treasurer
                                                                 Gartmore Mutual Funds
                                                                 Gartmore Variable Insurance Trust

Peter Chambers               Executive Vice President and        Executive Vice President and
                             Global Chief Investment Officer     Global Chief Investment Officer
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore SA Capital Trust
                                                                 NorthPointe Capital LLC
                                                                 Gartmore Global Asset
                                                                 Management Trust
                                                                 Gartmore Distribution
                                                                 Services, Inc.

Donald J. Pepin              Senior Vice President - Sales       Senior Vice President - Sales
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore SA Capital Trust
                                                                 Gartmore Global Asset
                                                                 Management Trust
                                                                 Gartmore Distribution
                                                                 Services, Inc.

Thomas M. Sipp               Vice President/Chief Financial      Vice President - Chief
                             Officer                             Financial Officer and Treasurer
                                                                 Gartmore Global Asset
                                                                 Management Trust
                                                                 Gartmore SA Capital Trust

                                                                 Vice President - Chief
                                                                 Financial Officer
                                                                 Gartmore Global Investments, Inc.

                                                                 Vice President - Chief
                                                                 Financial Officer, Treasurer
                                                                 and Director
                                                                 Gartmore Distribution
                                                                 Services, Inc.

Mary Lou Vitale              Senior Vice President - Product     Senior Vice President -
                             Development                         Product Development
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore SA Capital Trust
                                                                 Gartmore Global Asset
                                                                 Management Trust
                                                                 Gartmore Distribution
                                                                 Services, Inc.

Michael A. Krulikowski       Chief Compliance Officer            Chief Compliance Officer
                                                                 Gartmore Global Investments, Inc.
                                                                 Gartmore SA Capital Trust
                                                                 Gartmore Global Asset
                                                                 Management Trust
                                                                 Gartmore Distribution
                                                                 Services, Inc.
                                                                 NorthPointe Capital LLC

Daniel J. Murphy             Assistant Treasurer                 Assistant Treasurer
                                                                 Gartmore SA Capital Trust
                                                                 Gartmore Global Asset
                                                                 Management Trust
                                                                 Gartmore Distribution
                                                                 Services, Inc.
                                                                 NorthPointe Capital LLC

ALLIANCE CAPITAL MANAGEMENT L.P.

Alliance Capital Management L.P. ("Alliance") is a subadviser to the All Pro Broad Equity and All Pro Large Cap Growth Portfolios. The principal place of business of Alliance is 1345 Avenue of the Americas, New York, New York 10105. Alliance is an investment adviser registered under the Advisers Act.

                                        POSITION WITH ALLIANCE CAPITAL
NAME                                    MANAGEMENT L.P.(1)                    CURRENT OTHER CONNECTIONS
----                                    ------------------                    -------------------------
Dave H. Williams                        Chairman Emeritus                     None

Bruce W. Calvert                        Chairman of the Board and Chief       None
                                        Executive Officer

John D. Carifa                          Director, President and Chief         None
                                        Operating Officer

Lewis A. Sanders (2)                    Vice Chairman of the Board and        ACMC
                                        Chief Investment Officer

Roger Hertog (3)                        Vice Chairman of the Board            None

Alfred Harrison                         Vice Chairman of the Board

Benjamin D. Holloway                    Director                              Financial Consultant
                                                                              Continental Companies

Donald H. Brydon                        Director                              Chairman and Chief Executive Officer
                                                                              AXA Investment Managers, S.A
                                                                              20 Lincoln's Inn Fields
                                                                              London, England

Henri de Castries                       Director                              Director
                                                                              ELAS

                                                                              Chairman, Management Board
                                                                              AXA
                                                                              23 Avenue Matignon
                                                                              Paris, France

                                                                              Chairman of the Board
                                                                              AXA Financial

Denis Duverne                           Director                              Group Executive Vice President Finance,
                                                                              Control and Strategy
                                                                              AXA
                                                                              23 Avenue Matignon
                                                                              Paris, France

                                                                              Director
                                                                              ELAS

Richard S,. Dziadzio                    Director                              Senior Vice President - Asset Management
                                                                              Activities
                                                                              AXA

                                        POSITION WITH ALLIANCE CAPITAL
NAME                                    MANAGEMENT L.P.(1)                    CURRENT OTHER CONNECTIONS
----                                    ------------------                    -------------------------
Gerald M. Lieberman(4)                  Executive Vice President, Finance     None
                                        and Operations

Peter D. Noris                          Director                              Director
                                                                              ACMC

                                                                              Executive Vice President and Chief Investment
                                                                              Officer
                                                                              AXA Financial

                                                                              Executive Vice President and Chief
                                                                              Investment Officer
                                                                              ELAS

Stanley B. Tulin                        Director                              Director
                                                                              ACMC

                                                                              Vice Chairman and Chief Financial Officer
                                                                              AXA Financial, Inc.

                                                                              Vice Chairman and Chief Financial
                                                                              Officer
                                                                              ELAS

Frank Savage                            Director                              Chairman
                                                                              Alliance Capital Management
                                                                              International

W. Edwin Jarmain                        Director                              President
                                                                              Jarmain Group, Inc.
                                                                              121 King Street
                                                                              W. Toronto, Ontario

Peter J. Tobin                          Director                              Dean
                                                                              Tobin College of Business Administration

Robert H. Joseph, Jr.                   Senior Vice President and Chief       None
                                        Financial Officer

David R. Brewer, Jr.                    Senior Vice President and General     None
                                        Counsel

Notes

(1) Alliance is a limited partnership. Directors and Officers of Alliance are, in fact, Directors and Officers of the General Partner of Alliance, Alliance Capital Management Corporation.

(2) Prior to Alliance's acquisition on October 2, 2000 of the business and assets of SCB Inc., formerly known as Sanford C. Bernstein Inc. ("Bernstein") ("Bernstein Acquisition"), Mr. Sanders was Chairman of the Board and Chief Executive Officer of Bernstein.

(3) Prior to the Bernstein Acquisition, Mr. Hertog was Director, President and Chief Operating Officer of Bernstein.

(4) Prior to the Bernstein Acquisition, Mr. Lieberman was Senior Vice President-Finance and Administration of Bernstein.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC

                                         POSITION WITH THE BOSTON COMPANY
NAME                                     ASSET MANAGEMENT, LLC              CURRENT OTHER CONNECTIONS
----                                     ---------------------              -------------------------
Francis D. Antin                         Chairman                           Senior Vice President
                                                                            Boston Safe Deposit & Trust Company
                                                                            Boston, MA

                                                                            Director
                                                                            Newton Management LTD (UK)
                                                                            London, England

Corey A. Griffith                        President, Chief  Executive        Senior Vice President
                                         Officer, Vice Chairman             Boston Safe Deposit & Trust Company
                                                                            Boston, MA

Peter I. Higgins                         Director, Senior Vice President,   Senior Vice President
                                         Vice Chairman                      Boston Safe Deposit & Trust Company
                                                                            Boston, MA

Stephen E. Canter                        Director                           Director
                                                                            Franklin Portfolio Associates, LLC
                                                                            Boston, MA

                                                                            Director
                                                                            Franklin Portfolio Holdings, Inc.
                                                                            Boston, MA

                                                                            Director
                                                                            Mellon Capital Management Corporation
                                                                            San Francisco, CA

                                                                            Director
                                                                            Newton Management LTD
                                                                            London, England

                                                                            Director
                                                                            The Dreyfus Corporation
                                                                            New York, NY

John J. Nagorniak                        Director                           Director
                                                                            Certus Asset Advisors Corporation
                                                                            San Francisco, CA

                                                                            Director
                                                                            Mellon Capital Management Corporation
                                                                            San Francisco, CA

Ronald P. O'Hanley                       Director                           Director
                                                                            Buck Consultants
                                                                            New York, NY

                                         POSITION WITH THE BOSTON COMPANY
NAME                                     ASSET MANAGEMENT, LLC              CURRENT OTHER CONNECTIONS
----                                     ---------------------              -------------------------
                                                                            Director
                                                                            Certus Asset Advisors Corporation
                                                                            San Francisco, CA

                                                                            Director
                                                                            Franklin Portfolio Associates, LLC
                                                                            Boston, MA

                                                                            Director
                                                                            Franklin Portfolio Holdings, Inc.
                                                                            Boston, MA

                                                                            Director
                                                                            Mellon Asset Management (Japan) Co, LTD
                                                                            Tokyo, Japan

                                                                            Director
                                                                            Mellon Capital Management Corporation
                                                                            San Francisco, CA

                                                                            Director
                                                                            Mellon-France Corporation
                                                                            Pittsburgh, PA

                                                                            Director
                                                                            Newton Management LTD (UK)
                                                                            London, England

                                                                            Director
                                                                            The Boston Company, Inc.
                                                                            Boston, MA

FRED ALGER MANAGEMENT, INC.

                                         POSITION WITH FRED ALGER
NAME                                     MANAGEMENT, INC.                   CURRENT OTHER CONNECTIONS
----                                     ----------------                   -------------------------
Frederick Moulton Alger                  President, Chairman of the Board*  None

Daniel Cayley Chung                      Director, Executive Vice           None
                                         President

Gregory Sigmund Duch                     Director, Executive Vice           None
                                         President and Treasurer

Dorothy Giselle Sanders                  Chief Legal and Compliance         None
                                         Officer

Raymond Lynn Pfeister                    Vice Chairman of the Board of      None
                                         Directors

Fred Alger & Company, Inc.               Direct parent                      None

Alger Associates, Inc.                   Indirect parent                    None

Alger Two, LLC                           Stockholder of Alger Associates,   None
                                         Inc. (Class A shares)

Alexandra Dewey Alger                    Stockholder of Alger Associates,   None
                                         Inc. (Class C shares)

Hilary Miller Alger                      Stockholder of Alger Associates,   None
                                         Inc. (Class C shares)

Nicole Demarigny Alger                   Stockholder of Alger Associates,   None
                                         Inc. (Class C shares)

* Frederick Moulton Alger, Majority stockholder of Alger Two, LLC

GEEWAX, TERKER & CO.

                                         POSITION WITH GEEWAX,
NAME                                     TERKER, & CO.                      CURRENT OTHER CONNECTIONS
----                                     -------------                      -------------------------
John J. Geewax                           Partner                            None

Bruce E. Terker                          Partner                            None

HUSIC CAPITAL MANAGEMENT  None.

LEE MUNDER INVESTMENTS LTD.

                                         POSITION WITH LEE MUNDER
NAME                                     INVESTMENTS LTD.                   CURRENT OTHER CONNECTIONS
----                                     ----------------                   -------------------------
Jonathan Stone, CFA                      Portfolio Manager & Managing       Treasurer and Trustee
                                         Director                           The Gordon School
                                                                            45 Maxfield Avenue
                                                                            East Province, RI 02914

Andrew Beja, CFA                         Portfolio Manager & Managing       None
                                         Director

Nicholas Battelle, CFA                   Portfolio Manager & Managing       None
                                         Director

Lee Munder, CFA                          Founder and Chairman               None

MELLON EQUITY ASSOCIATES, LLP

                                         POSITION WITH MELLON EQUITY
NAME                                     ASSOCIATES, LLP                    CURRENT OTHER CONNECTIONS
----                                     ---------------                    -------------------------
Mellon Bank, N.A.                        Limited Partner                    None
Pittsburgh, PA

MMIP, Inc.                               General Partner                    None

Mellon Financial Corporation (formerly   Shareholder                        None
Mellon Bank Corporation)
Pittsburgh, PA

Ronald Philip O'Hanley                   Executive Committee Chairman       Board Member
                                                                            Mellon Growth Advisors, LLC
                                                                            Boston, MA

                                                                            Board Member
                                                                            Standish-Mellon Asset Management
                                                                            Holdings, LLC
                                                                            Boston, MA

                                                                            Board Member
                                                                            Standish-Mellon Asset Management
                                                                            Company, LLC
                                                                            Boston, MA

                                                                            Vice Chairman
                                                                            Mellon Bank, N.A.
                                                                            Pittsburgh, PA

                                                                            Director, Chairman, and Chief
                                                                            Executive Officer
                                                                            Mellon Global Investing Corporation
                                                                            Pittsburgh, PA

                                         POSITION WITH MELLON EQUITY
NAME                                     ASSOCIATES, LLP                    CURRENT OTHER CONNECTIONS
----                                     ---------------                    -------------------------
                                                                            Director
                                                                            Mellon Financial Corporation
                                                                            Pittsburgh, PA

                                                                            Director
                                                                            Buck Consultants, Inc.
                                                                            New York, NY

                                                                            Director
                                                                            Certus Asset Advisors Corporation
                                                                            San Francisco, CA

                                                                            Director
                                                                            Franklin Portfolio Associates, LLC
                                                                            Boston, MA

                                                                            Director
                                                                            Franklin Portfolio Holdings, Inc.
                                                                            Boston, MA

                                                                            Non-Resident Director
                                                                            Mellon Asset Management (Japan) Co. LTD
                                                                            Tokyo, Japan

                                                                            Trustee and Chairman
                                                                            Mellon Bond Associates
                                                                            Pittsburgh, PA

                                                                            Director
                                                                            Mellon Capital Management Corporation
                                                                            San Francisco, CA

                                                                            Director
                                                                            Mellon-France Corporation
                                                                            Pittsburgh, PA

                                                                            Executive Committee Member and Director
                                                                            Newton Management LTD (UK)
                                                                            London, England

                                                                            Partner and Representative
                                                                            Pareto Partners
                                                                            London, England

                                                                            Director
                                                                            TBCAM Holdings, Inc.
                                                                            Boston, MA

                                                                            Director
                                                                            The Boston Company Asset Management, LLC
                                                                            Boston, MA

                                                                            Vice Chairman
                                                                            The Dreyfus Corporation
                                                                            New York, NY

Stephen E. Canter                        Executive Committee Member         President, Chairman of the Board and
                                                                            Director
                                                                            The Dreyfus Trust Company, Inc.
                                                                            New York, NY

                                                                            Chairman of the Board, Director, and
                                                                            President
                                                                            Dreyfus Investment Advisors, Inc.
                                                                            New York, NY

                                         POSITION WITH MELLON EQUITY
NAME                                     ASSOCIATES, LLP                    CURRENT OTHER CONNECTIONS
----                                     ---------------                    -------------------------
                                                                            Member, Board of Managers
                                                                            Founders Asset Management, LLC
                                                                            Denver, CO

                                                                            Director
                                                                            Franklin Portfolio Associates, LLC
                                                                            Boston, MA

                                                                            Director
                                                                            Franklin Portfolio Holdings, Inc.
                                                                            Boston, MA

                                                                            Executive Committee Member
                                                                            Mellon Equity Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Director
                                                                            Mellon Capital Management Corporation
                                                                            San Francisco, CA

                                                                            Vice Chairman
                                                                            Mellon Financial Corporation
                                                                            Pittsburgh, PA

                                                                            Director
                                                                            Newton Management Limited
                                                                            London, England

                                                                            Director
                                                                            TBCAM Holdings, Inc.
                                                                            Boston, MA

                                                                            Director
                                                                            The Boston Company Asset Management,
                                                                            LLC
                                                                            Boston, MA

                                                                            President, Chief Operating Officer,
                                                                            Director and CII
                                                                            The Dreyfus Corporation

                                                                            President, Chief Executive Officer,
                                                                            Director and  Chairman
                                                                            The Dreyfus Trust Company

John J. Nagorniak                        Executive Committee Member, Vice   Director
                                         President                          Certus Asset Advisors Corp.
                                                                            San Francisco, CA

                                                                            Chairman and Director
                                                                            Franklin Portfolio Holdings, Inc.
                                                                            Boston, MA

                                                                            Chairman
                                                                            Franklin Portfolio Associates, LLC
                                                                            Boston, MA

                                                                            Executive Committee Member
                                                                            Mellon Bond Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Director
                                                                            Mellon Capital Management Corp.
                                                                            San Francisco, CA

                                         POSITION WITH MELLON EQUITY
NAME                                     ASSOCIATES, LLP                    CURRENT OTHER CONNECTIONS
----                                     ---------------                    -------------------------
                                                                            Director
                                                                            TBCAM  Holdings Inc.
                                                                            Boston, MA

                                                                            Director
                                                                            Mellon Growth Advisors, LLC
                                                                            Boston, MA

                                                                            Member of the Board of Managers
                                                                            Standish-Mellon Asset Management
                                                                            Company, LLC
                                                                            Boston, MA

                                                                            Chairman, President, and Director
                                                                            Foxstone Financial, Inc.
                                                                            Walpole, MA
                                                                            LifeHarbor, Inc.
                                                                            Cambridge, MA

Guy Hudson                               Executive Committee Member         Director
                                                                            Certus Asset Advisors Corporation
                                                                            San Francisco

                                                                            Director
                                                                            Franklin Portfolio Holdings, LLC
                                                                            Boston, MA

                                                                            Director
                                                                            Newton Management LTD (UK)
                                                                            London, England

                                                                            Manager
                                                                            Mellon Growth Advisors, LLC
                                                                            Boston, MA

William P. Rydell                        President/CEO and Executive        President and Chief Executive Officer
                                         Committee Member                   Mellon Equity Associates, LLP
                                                                            Pittsburgh, PA

                                                                            Group Manager
                                                                            The Dreyfus Corporation
                                                                            New York, NY

James M. Gockley                         Executive Committee Member, Vice   Vice President
                                         President                          Mellon Securities Trust Company
                                                                            New York, NY

                                                                            Vice President
                                                                            Dreyfus Financial Services Corp.
                                                                            New York, NY

                                                                            Vice President
                                                                            Mellon Accounting Services, Inc.
                                                                            Pittsburgh, PA

                                                                            Assistant Secretary
                                                                            Mellon Bank, N.A.
                                                                            Pittsburgh, PA

                                                                            Executive Committee Member and Vice
                                                                            President
                                                                            Mellon Bond Associates, LLP
                                                                            Pittsburgh, PA

                                         POSITION WITH MELLON EQUITY
NAME                                     ASSOCIATES, LLP                    CURRENT OTHER CONNECTIONS
----                                     ---------------                    -------------------------
                                                                            Vice President
                                                                            Mellon Capital Management Corporation
                                                                            San Francisco, CA

                                                                            Assistant General Counsel
                                                                            Mellon Financial Corporation
                                                                            Pittsburgh, PA

                                                                            Vice President
                                                                            Mellon- France Corporation
                                                                            Pittsburgh, PA

Patricia K. Nichols                      Executive Vice President/Chief
                                         Operating Officer and Executive
                                         Committee Member

Robert A. Wilk                           Senior Vice President, Chief       Portfolio Manager
                                         Investment Officer, and            The Dreyfus Corporation
                                         Portfolio Manager                  New York, NY

John R. O'Toole                          Senior Vice President, Portfolio   Portfolio Manager
                                          Manager                           The Dreyfus Corporation
                                                                            New York, NY

Steven A. Falci                          Senior Vice President, Portfolio   Portfolio Manager
                                          Manager                           The Dreyfus Corporation
                                                                            New York, NY

Ronald P. Gala                           Senior Vice President, Portfolio   Portfolio Manager
                                         Manager                            The Dreyfus Corporation
                                                                            New York, NY

John W. Keller                           Director of Equity Trading         Trader
                                                                            The Dreyfus Corporation
                                                                            New York, NY

REAMS ASSET MANAGEMENT COMPANY, LLC

                                          POSITION WITH REAMS ASSET
NAME                                      MANAGEMENT COMPANY, LLC           CURRENT OTHER CONNECTIONS
----                                      -----------------------           -------------------------
Fred W. Reams                             Chairman                          Director
                                                                            Golf Trust of America
                                                                            14 N. Adger's Wharf
                                                                            Charleston, SC  29401

David B. McKinney                         President                         None

Robert A. Crider                          Senior Vice President and         None
                                          Portfolio Manager

Mark M. Egan                              Senior Vice President and         None
                                          Portfolio Manager

David R. Milroy                           Senior Vice President and         None
                                          Portfolio Manager

Note: All listed individuals have been employed by Reams Asset Management Company for at least the last two years.

SANFORD C. BERNSTEIN & CO., LLC

Sanford C. Bernstein & Co., LLC ("Bernstein") is an indirect wholly-owned subsidiary of Alliance Capital Management L.P. ("Alliance Capital") Alliance Capital Management LLC is the sole member of Bernstein and Alliance Capital Management L.P. is the sole member of Alliance Capital Management LLC. Alliance Capital Management Corporation is the general partner of Alliance Capital

Bernstein is: (1) an investment adviser registered with the Securities and Exchange Commission (the "SEC")); (2) a broker-dealer registered with the SEC;
(3) a futures commission merchant registered with the Commodity Futures Trading Commission (the "CFTC"); (4) a commodity trading advisor registered with the CFTC; (5) a commodity pool operator registered with the CFTC; (6) an International Dealer and Non-Canadian Advisor under the Securities Act of Ontario, Canada; (7) a Commodity Trading Manager under the Commodity Futures Act of Ontario, Canada; (8) an Advisor (Portfolio Manager and Investment Counsel (Foreign)) under the Securities Act of Alberta, Canada; (9) a Non-Resident Advisor (Portfolio Manager and Investment Counsel) under the Securities Act of British Columbia, Canada; (10) an Investment Counsel (International Advisor) under the Securities Act of Manitoba, Canada; (11) an Advisor and Broker-Dealer under the Licensing Act of Prince Edward Island, Canada; (12) an International Advisor (Portfolio Manager and Investment Counsel) under the Securities Act of Saskatchewan, Canada; (13) a Broker (Restricted) under the Securities Act of New Brunswick, Canada; (14) an International Advisor (Portfolio Manager and Investment Counsel) under the Securities Act of Newfoundland, Canada; (15) a member of: New York Stock Exchange, Inc.; the National Association of Securities Dealers, Inc.; Municipal Securities Rulemaking Board; Securities Investors Protection Corporation (SIPC); American Stock Exchange, Inc. (Associate Member); Boston Stock Exchange, Inc.; Chicago Stock Exchange, Inc.; National Securities Clearing Corporation (Participant); Depository Trust Company (Participant); The Options Clearing Corporation (Participant); The National Futures Association; Securities Industry Association, Inc.; and Pacific Exchange, Inc. (Electronic Member).

                                   POSITION WITH SANFORD C. BERNSTEIN
NAME                               & CO., LLC                            CURRENT OTHER CONNECTIONS
----                               ----------                            -------------------------
Lewis A. Sanders                   Director                              Vice Chairman, Chief Investment Officer and Director
                                                                         Alliance Capital Management Corporation
                                                                         1345 Avenue of the Americas
                                                                         New York, NY 10105

Gerald M. Lieberman                Chief Financial Officer and Director  Executive Vice President- Finance and Administration
                                                                         Alliance Capital Management Corporation
                                                                         1345 Avenue of the Americas
                                                                         New York, NY 10105

John D. Carifa                     Director                              Director, President and Chief Operating Officer
                                                                         Alliance Capital Management Corporation
                                                                         1345 Avenue of the Americas
                                                                         New York, NY 10105

Michael T. Borgia                  Director, In Charge of Operations     Chief Operations Officer
                                                                         Alliance Capital Management L.L.P.-

                                                                         Bernstein Investment Research and Management Unit
                                                                         767 Fifth Avenue
                                                                         New York, NY 10153

                                   POSITION WITH SANFORD C. BERNSTEIN
NAME                               & CO., LLC                            CURRENT OTHER CONNECTIONS
----                               ----------                            -------------------------
Sallie L. Krawcheck                Chief Executive Officer, Chairman
                                   of the Board

Nick J. Spencer                    Director, President & Global          Sanford C. Bernstein & Co., LTD.
                                   Strategist                            Director, Chief Executive Officer &
                                                                         Senior Executive Officer
                                                                         1345 Avenue of the Americas
                                                                         New York, NY 10105

SSgA FUNDS MANAGEMENT, INC. (FORMERLY, STATE STREET GLOBAL ADVISORS)

                                       POSITION WITH SSgA FUNDS
NAME                                   MANAGEMENT, INC.                  CURRENT OTHER CONNECTIONS
----                                   ----------------                  -------------------------
Agustine Fleites                       President and Director            Principal, State Street Bank and
                                                                         Trust Company

Thomas P. Kelly                        Treasurer                         Principal, State Street Bank and
                                                                         Trust Company

Mark Duggan                            Chief Legal Officer               Principal, State Street Bank and
                                                                         Trust Company

Peter Ambrosini                        Chief Compliance Officer          Principal, State Street Bank and
                                                                         Trust Company

Timothy B. Harbert                     Director                          Executive Vice President, State
                                                                         Street Bank and Trust Company

Mitchell H. Shames                     Director                          Principal, State Street Bank and
                                                                         Trust Company

STERLING CAPITAL MANAGEMENT COMPANY

                                       POSITION WITH STERLING CAPITAL
NAME                                   MANAGEMENT COMPANY                       CURRENT OTHER CONNECTIONS
----                                   ------------------                       -------------------------
Mark W. Whalen                         Managing Director                        None
David M. Ralston                       Managing Director                        None
Brian R. Walton                        Managing Director                        None
Alexander W. McAlister                 Managing Director                        None
Eduardo A Brea.                        Managing Director                        None

WESTERN ASSET MANAGEMENT

                                         POSITION WITH WESTERN ASSET
NAME                                     MANAGEMENT                             CURRENT OTHER CONNECTIONS
----                                     ----------                             -------------------------
Edward A. Taber III                      Director, Legg Mason Inc.              Senior Executed Vice President
                                                                                Legg Mason Wood Walker, Inc.

                                                                                Senior Executive Vice President
                                                                                Legg Mason, Inc.

                                                                                Director and Chairman of the Board
                                                                                Legg Mason Real Estate Securities
                                                                                Advisors, Inc

                                                                                Director and Chairman of the Board
                                                                                LM Institutional Advisors, Inc.

                                                                                Director and Chairman
                                                                                Legg Mason Fund Adviser, Inc

                                                                                Director
                                                                                Batterymarch Financial
                                                                                Management, Inc.

Edward A. Taber III                                                             Director
                                                                                Brandywine Asset Management, Inc.

                                         POSITION WITH WESTERN ASSET
NAME                                     MANAGEMENT                             CURRENT OTHER CONNECTIONS
----                                     ----------                             -------------------------
                                                                                Director
                                                                                Fairfield Group, Inc.

                                                                                Director
                                                                                Howard Weil Financial Corporation

                                                                                Director
                                                                                Howard, Weil, Labouisse, Friedrichs
                                                                                Incorporated

                                                                                Director
                                                                                Legg Mason Capital Management, Inc.

                                                                                Director
                                                                                Legg Mason Funds Management, Inc.

                                                                                Director
                                                                                Legg Mason Holdings Limited

                                                                                Director
                                                                                Legg Mason Trust, fsb

                                                                                Director
                                                                                LM Holdings Limited

                                                                                Director
                                                                                Western Asset Management Company, Ltd

Timothy C. Scheve                        Director, Legg Mason Inc.              Executive Vice President
                                                                                Legg Mason, Inc.

                                                                                Director, Vice President and
                                                                                Treasurer
                                                                                Legg Mason Wood Walker, Incorporated

                                                                                Director and Vice President
                                                                                Legg Mason Tower, Inc.

                                                                                Secretary and Director
                                                                                Fairfield Group, Inc.

                                                                                Vice President
                                                                                Orchard Financial Services, Inc.

                                                                                Director
                                                                                Bartlett & Co.

                                                                                Director
                                                                                Berkshire Asset Management, Inc.

                                                                                Director
                                                                                Gray Seifert & Co., Inc.

                                                                                Director
                                                                                Legg Mason Capital Management, Inc.

                                                                                Director
                                                                                Legg Mason Fund Adviser, Inc.

                                                                                Director
                                                                                Legg Mason Fund Services, Inc.

                                                                                Director
                                                                                Legg Mason Funds Management, Inc.

                                                                                Director
                                                                                Western Asset Management Company, Ltd

                                                                                Director
                                                                                Legg Mason Limited

                                                                                Director
                                                                                Legg Mason Trust, fsb

                                                                                Director
                                                                                LM Fund Services, Inc.

                                         POSITION WITH WESTERN ASSET
NAME                                     MANAGEMENT                             CURRENT OTHER CONNECTIONS
----                                     ----------                             -------------------------
Raymond A. Mason                         Director, Legg Mason, Inc.             Director, Chairman of the Board, President
                                                                                and Chief Executive Officer
                                                                                Legg Mason, Inc

                                                                                Chairman of the Board and Director
                                                                                Legg Mason Wood Walker, Incorporated

                                                                                Director, Chairman and President
                                                                                Legg Mason Holdings Limited

                                                                                Chairman and Director
                                                                                Legg Mason Funds Management, Inc.

                                                                                Director and President
                                                                                Legg Mason Tower, Inc.

                                                                                Director and President
                                                                                BMML, Inc.

                                                                                Director
                                                                                Batterymarch Financial Management,
                                                                                Inc.

                                                                                Director
                                                                                Berkshire Asset Management, Inc

                                                                                Director
                                                                                Brandywine Asset Management, Inc.

                                                                                Director
                                                                                Gray Seifert & Co., Inc.

                                                                                Director
                                                                                Howard Weil Financial Corporation

                                                                                Director
                                                                                Howard, Weil, Labouisse, Friedrichs
                                                                                Incorporated

                                                                                Director
                                                                                Legg Mason Capital Management, Inc.

                                                                                Director
                                                                                Legg Mason Fund Adviser, Inc.

                                                                                Director
                                                                                Legg Mason Limited

                                                                                Director
                                                                                Legg Mason Merchant Banking, Inc.

                                                                                Director
                                                                                Legg Mason Real Estate Services, Inc.

                                                                                Director
                                                                                LM Holdings Limited

                                                                                Director
                                                                                Western Asset Management Company, Ltd

Elisabeth N. Spector                     Director, Legg Mason, Inc.             Senior Vice President
                                                                                Legg Mason, Inc.

                                                                                Senior Vice President
                                                                                Legg Mason Wood Walker, Inc.

                                                                                Director
                                                                                Batterymarch Financial Management, Inc.

                                                                                Director
                                                                                Brandywine Asset Management, Inc.

                                                                                Director
                                                                                Legg Mason Real Estate Securities
                                                                                Advisors, Inc.

                                         POSITION WITH WESTERN ASSET
NAME                                     MANAGEMENT                             CURRENT OTHER CONNECTIONS
----                                     ----------                             -------------------------
                                                                                Director
                                                                                LM Holdings, Ltd.

James W. Hirschmann III                  Director, Western Asset Management     Trustee
                                         Company                                Widener University

S. Kenneth Leech                         Director, Western Asset Management     None
                                         Company

WILSHIRE ASSOCIATES INCORPORATED

                                         POSITION WITH WILSHIRE
NAME                                     ASSOCIATES INCORPORATED                CURRENT OTHER CONNECTIONS
----                                     -----------------------                -------------------------
Dennis A. Tito                           Chairman, President and Chief          Chairman and President
                                         Executive Officer                      Summit Advisors, Inc.

ITEM 27. Principal Underwriters

a. 1717 Capital Management Company ("1717") is the principal underwriter for the Fund.

b. Set forth below is certain information regarding the directors and officers of 1717, the principal underwriter for the Fund. Unless otherwise stated, the principal business address of the persons named below is 300 Continental Drive, Newark, Delaware 19713.

                                            (2)                             (3)
         (1)                     POSITIONS AND OFFICES WITH         POSITIONS AND OFFICES
        NAME                        PRINCIPAL UNDERWRITER               WITH REGISTRANT
        ----                        ---------------------               ---------------
Mehran Assadi*.......           Director                         None
Mary Lynn Finelli*...           Director                         Vice President
Alan F. Hinkle*......           Director                         Vice President
Robert W. Kloss*.....           Director                         Chairman of the Board and Trustee
Joan C. Tucker*......           Director                         None
Lance A. Reihl.......           President                        None
Bryan Pfister........           Vice President                   None
C. Richard Locher....           Marketing Officer                None
Anthony Giampietro*..           Assistant Treasurer              Treasurer
Anthony Mastrangelo*.           Assistant Financial Reporting    None
                                Officer
Todd R. Miller*......           Assistant Financial Reporting    Assistant Vice President and
                                Officer                          Financial Reporting Officer
Alison Naylor........           Compliance Officer               None
Linda M. Springer*...           Financial Reporting Officer      None
James D. Kestner.....           Director                         None
Kathleen Walsh.......           Vice President and Chief         None
                                Compliance Officer

----------
         * 1000 Chesterbrook Boulevard, Berwyn, PA 19312

ITEM 28. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by the Fund and GMF at 300 Continental Drive, Newark, DE 19713; 1000 Chesterbrook Boulevard, Berwyn, PA 19312; One Nationwide Plaza, Columbus, Ohio, 43215; or 1200 River Rd., Conshohocken, PA 19428, by BISYS at 3435 Stelzer Road, Columbus, Ohio 43219, or by Fifth Third Bank, at 511 Walnut Street, Cincinnati, Ohio 45263.

ITEM 29. Management Services

Inapplicable.

ITEM 30. Undertakings

Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania, on this 1st day of October, 2002.

                                                  MARKET STREET FUND



                                                       /s/  Gerald J. Holland
                                                       ----------------------
                                                  By:  Gerald J. Holland
                                                       President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and the majority of its board of trustees in the capacities as of the dates indicated.

                SIGNATURE                          TITLE                       DATE
                ---------                          -----                       ----
                                            President (Principal          October 1, 2002
          /s/Gerald J. Holland              Executive Officer)
---------------------------------------
By:         GERALD J. HOLLAND

                                            Treasurer (Principal          October 1, 2002
           /s/Brian J. O'Neill              Financial and Accounting
---------------------------------------     Officer)
By:         BRIAN J. O'NEILL


           /s/Robert W. Kloss               Trustee                       October 1, 2002
---------------------------------------
By:          ROBERT W. KLOSS


                    *                       Trustee                       October 1, 2002
---------------------------------------
By:             ALAN GART


                    *                       Trustee                       October 1, 2002
---------------------------------------
By:        A. GILBERT HEEBNER


                    *                       Trustee                       October 1, 2002
---------------------------------------
By:             LEO SLACK


           /s/James Bernstein
---------------------------------------
*By:    JAMES BERNSTEIN, ESQUIRE
            Attorney-in-Fact,
      Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM 23. Exhibits

(d)(1) Form of Interim Investment Advisory Agreement between the Fund and Gartmore Mutual Fund Capital Trust ("GMF") respecting all Portfolios

(d)(2) Form of Investment Advisory Agreement between the Fund and GMF respecting all Portfolios

(d)(3) Form of Interim Investment Consulting Agreement between GMF and Wilshire Associates Incorporated respecting the All Pro Portfolios and Bond Portfolio

(d)(4) Form of Investment Consulting Agreement between GMF and Wilshire Associates Incorporated respecting the All Pro Portfolios and Bond Portfolio

(d)(5) Form of Interim Investment Subadvisory Agreement between GMF and Subadvisers

(d)(6)   Form of Investment Subadvisory Agreement between GMF and Subadvisers

(e)(1) Form of Distribution Agreement between the Fund and 1717 Capital Management Company

(h)(1) Form of Administrative Agreement between the Fund and Gartmore SA Capital Trust ("GSA")

(h)(2) Form of Transfer Agent and Dividend Disbursing Agent Agreement between the Fund and Gartmore Investors Services, Inc.

(h)(3) Form of Administrative Services Agreement between the Fund and Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company)

(h)(4) Form of Administrative Services Agreement between the Fund and Nationwide Life and Annuity Company of America (formerly, Providentmutual Life and Annuity Company of America)

(h)(5) Form of Sub-Service Agreement between GSA and BISYS Fund Services Ohio, Inc. ("BISYS")

(h)(6)   Form of Reimbursement Agreement between the Fund and GMF

(h)(7) Form of Participation Agreement among the Fund, Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company), and 1717 Capital Management Company

(h)(8) Form of Participation Agreement among the Fund, Nationwide Life and Annuity Company of America (formerly, Providentmutual Life and Annuity Company of America), and 1717 Capital Management Company

(j)(1)   Consent of Sutherland Asbill & Brennan LLP

(j)(2)   Consent of PricewaterhouseCoopers LLP

(p)(16)  Code of Ethics for GMF